As filed with the Securities and Exchange Commission on November 24, 2023
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Post-Effective Amendment No. 172
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 174
☒

HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
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on      pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
☒
75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Prospectus
[Harbor International Compounders Fund]
[XX XX, XX]
Harbor Funds	Retirement Class	Institutional Class	Investor Class

[Harbor International Compounders Fund]	[TBD]	[TBD]	[TBD]
The Securities and Exchange Commission (SEC) has not approved the Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

No financial highlights exist for Harbor International Compounders Fund, which had not commenced operations as of the date of this Prospectus.

[Harbor International Compounders Fund]

Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Investor Class
Management Fees	[ ]%	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%	[ ]%
Other Expenses	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Expense Reimbursement	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Expense Reimbursement[1]	[ ]%	[ ]%	[ ]%
1 The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to [ ]% and [ ]% for the Retirement and Institutional share classes, respectively, through [ ]. Only the Fund’s Board of Trustees may modify or terminate this agreement.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
	One Year	Three Years
Retirement Class	$[XX]	$[XX]
Institutional Class	$[XX]	$[XX]
Investor Class	$[XX]	$[XX]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. The Fund had not commenced operations as of the date of this Prospectus and no portfolio turnover rate existed at the time of this publication.
Principal Investment Strategy
The Fund invests primarily in equity securities of non-U.S. companies, including those located in emerging market countries. The Fund invests principally in the common stock of companies with market capitalizations of at least $5 billion at the time of acquisition that are identified as “compounders” by C WorldWide Asset Management Fondsmaeglerselskab A/S, the Fund’s subadvisor (the “Subadvisor”). A company is considered a “compounder” if, in the Subadvisor’s view, it is expected to experience sustainable growth and compound its earnings over the long-term (generally five years or more).
In seeking to identify companies for the Fund’s portfolio, the Subadvisor conducts qualitative assessments of companies, including, among other criteria, each company’s business model, management, and financial and valuation metrics. The Subadvisor seeks to identify what it believes to be high-quality companies with consistent, recurring revenues, stable free cash flows and sustainable returns on invested capital. The Subadvisor aims to construct a portfolio of companies exposed to diverse structural growth themes. The investment process generally results in a portfolio of 25-30 companies and, from time to time, may result in more substantial investments in particular countries, regions or sectors. Country, region and sector allocations are the outcome of the Subadvisor’s stock selection process.
The Subadvisor’s assessment of a company’s business practices includes a consideration of environmental, social and governance (“ESG”) factors. In incorporating ESG factors into its investment process, the Subadvisor seeks to identify sustainable growth companies that follow good business practices. In the Subadvisor’s view, these are companies with strong corporate governance practices and ethics, laying the foundation for a sustainable business model. The Subadvisor’s assessment is based on its internal research as well as third-party data. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the business of each issuer.
The Subadvisor’s approach to portfolio selection is based on fundamental research informed by visiting companies, participating in investment workshops and seminars, generating proprietary research and reviewing third-party research. The Subadvisor’s fundamental evaluation of stocks is dependent on a combination of factors, including risk return considerations, market sentiment and economic data.
The Fund may also invest in depositary receipts. The Fund may invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.
The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.
The Subadvisor maintains a long-term investment horizon. The Subadvisor monitors investments for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The Subadvisor also may consider selling a security if the Subadvisor develops alternative investment ideas or in order to meet redemption requests.

1

Fund Summary
[Harbor International Compounders Fund]

Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund (in alphabetical order after the first five risks) include:
Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.
Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.
ESG Factors Risk: The consideration of ESG factors by the Subadvisor could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.
Geographic Focus Risk: The Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region. As a result, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund and may result in increased volatility and greater losses.
Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.
New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Participatory Notes Risk: The return on a P-note is linked to the performance of the issuers of the underlying securities. The performance of P-notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses.  P-notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities.  P-notes may also be less liquid and more difficult to sell.
Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically

2

Fund Summary
[Harbor International Compounders Fund]

affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.
Selection Risk: The Subadvisors' judgment about the attractiveness, value and growth potential of a particular security may be incorrect.  The Subadvisor potentially will be prevented from investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadvisor believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Performance
Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance information, please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Portfolio Management
Investment Advisor
Harbor Capital Advisors, Inc.

Subadvisor
C WorldWide Asset Management
Fondsmaeglerselskab A/S (“C WorldWide”) has subadvised the Fund since 2024.

Portfolio Managers
The  portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Bo Almar Knudsen C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Knudsen is the Chief Executive Officer and Portfolio Manager of C WorldWide and has co-managed the Fund since 2024.
Bengt Seger C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Seger is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2024.
Peter O’Reilly C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. O’Reilly is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2024.
Mattias Kolm C WorldWide Asset Management Fondsmaeglerselskab A/S
Mr. Kolm is a Portfolio Manager of C WorldWide and has co-managed the Fund since 2024.
Buying and Selling Fund Shares
Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). You may conduct transactions by mail, by telephone or through our website.
By Mail	Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
By Visiting Our Website	harborcapital.com
Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.
The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.
Type of Account	Retirement Class[1]	Institutional Class	Investor Class
Regular	$1,000,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000,000	$50,000	$1,000
Custodial (UGMA/UTMA)	$1,000,000	$50,000	$1,000
1 There is no minimum investment for (1) employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans; and (2) certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.

3

Fund Summary
[Harbor International Compounders Fund]

Tax Information
Distributions you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes. These distributions will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred retirement account, such as a 401(k) plan or individual retirement account. Investments in tax-deferred accounts may be subject to tax when they are withdrawn.
Payments to Broker-Dealers and Other Financial Intermediaries
The Fund, the Advisor and/or its related companies have in the past and could in the future pay intermediaries, which may include banks, broker-dealers, or financial professionals, for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services. These payments create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

Additional Information about the Fund’s Investments

Investment Objective
Harbor Funds' Board of Trustees (the “Board of Trustees”) may change the Fund’s investment objective without shareholder approval.

Principal Investments
The Fund’s principal investment strategies are described in the Fund Summary section.
The main risks associated with investing in the Fund are summarized in the Fund Summary section at the front of this Prospectus.
For additional risk factors that are not discussed in this Prospectus because they are not considered main risk factors, see Harbor Funds' Statement of Additional Information.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fund shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a fund’s performance and the Fund’s investment strategy may not produce the intended results.
More detailed descriptions of certain of the main risks and additional risks of the Fund are described below.
The name, investment objective and policies of the Fund are similar to those of other funds advised by the Advisor. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any other of these funds. A new fund or a fund with fewer assets under management may be more significantly affected by purchases and redemptions than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant redemptions, or invest a comparatively large amount of cash to facilitate purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.
EQUITY SECURITIES
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund may invest in common stocks and depositary receipts.
COMMON STOCK
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.
DEPOSITARY RECEIPTS
Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.
FOREIGN SECURITIES
The Fund may invest in equity securities of foreign developed market companies and emerging market companies as part of its principal investment strategy.
The Subadvisor is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Advisor and/or, Subadvisor, as applicable, may consider an issuer to be a foreign or emerging market issuer if:
◾
the company has been classified by MSCI, FTSE, or S&P indices or another major index provider as a foreign or emerging market issuer;

5

Additional Information about the Fund’s Investments

◾
the equity securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
◾
a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
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the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
◾
the Subadvisor otherwise determines an issuer to be a foreign or emerging market issuer in its discretion based on any other factors relevant to a particular issuer.
Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by the Fund’s Subadvisor as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
Foreign Securities Risk
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest in order to permit Fund assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act of 1940, which governs the establishment of foreign subcustodial arrangements for funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the recovery of assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of Fund assets; and (iv) difficulties in converting cash and cash equivalents to U.S. dollars. The Advisor and Subadvisor have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

6

Additional Information about the Fund’s Investments

Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Emerging Markets
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries). In addition, emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the Advisor’s or Subadvisor’s ability to evaluate local companies or their potential impact on the Fund’s performance. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and/or other countries have imposed economic sanctions on certain Russian and Chinese individuals and/or corporate entities.  The U.S. or other countries could also institute additional sanctions on Russia or China. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
As a part of its principal investment strategy, the Fund may invest in eligible securities, such as China A-Shares, that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program.

7

Additional Information about the Fund’s Investments

NON-DIVERSIFICATION RISK
The Fund is classified as non-diversified, meaning that it may invest a greater percentage of its assets in securities of a single issuer, and/or invest in relatively small number of issuers. As a result, the Fund may be more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of these issuers may also present substantial credit or other risks.
ESG INTEGRATION
As stated in the Fund Summary, the Subadvisor incorporates environmental, social and/or governance (“ESG”) considerations in the investment process. The Subadvisor’s incorporation of ESG considerations in its investment process may cause it to make different investments for the Fund than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. As a result, the Fund may perform differently from funds that do not use such considerations. Additionally, the Fund’s relative investment performance may be affected depending on whether such investments are in or out of favor with the market.
The Subadvisor is dependent on available information to assist in the evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for the Fund may differ from processes employed for other funds. When integrating ESG factors into the investment process, the Subadvisor may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process.
The Fund may seek to identify companies that reflect certain ESG considerations, but investors may differ in their views of what constitutes positive or negative ESG-related outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.
The ESG factors that may be evaluated as part of the Subadvisor’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Further, the regulatory landscape with respect to ESG integration in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to ESG integration.
OPERATIONAL RISKS
An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, cybersecurity breaches, changes in personnel and errors caused by third-party service providers. These errors or failures as well as other technological issues may adversely affect the Fund’s ability to calculate its net asset value in a timely manner, including over a potentially extended period, or may otherwise adversely affect the Fund and its shareholders. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund. In addition, similar incidents affecting issuers of securities held by the Fund may negatively impact Fund performance.

Non-Principal Investments
In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks.  For additional information about the Fund, its investments and related risks, please see the Fund’s Statement of Additional Information.
may temporarily depart from its normal investment policies and strategies when the Subadvisor believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond its normal limits (if applicable) in derivatives or exchange traded funds that are consistent with the Fund’s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadvisor to another or receives large cash flows that it cannot prudently invest immediately.
TEMPORARY DEFENSIVE POSITIONS
The Fund may temporarily depart from its normal investment policies and strategies when the Subadviser believes that doing so is in the Fund‘s best interest, so long as the strategy or policy employed is consistent with the Fund‘s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadviser to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments— in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Portfolio Turnover
The Fund does not expect to engage in frequent trading to achieve its principal investment strategy. Active and frequent trading in a Fund’s portfolio may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period.

8

Additional Information about the Fund’s Investments

Portfolio Holdings Disclosure Policy
The Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on harborcapital.com. In addition, the Fund’s top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on harborcapital.com. This information is available at harborcapital.com for the entire quarter.
Additional information about Harbor Funds' portfolio holdings disclosure policy is available in the Statement of Additional Information.

9

The Advisor

Harbor Capital Advisors, Inc.
Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) is the investment adviser to Harbor Funds. The Advisor, located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through American Depositary Receipts) and Tokyo Stock Exchanges.
The combined assets of Harbor Funds and the other products managed by the Advisor were approximately $[XX] as of [XX XX, XXXX].
The Advisor may manage funds directly or employ a “manager-of-managers” approach in selecting and overseeing investment subadvisers (each, a “Subadvisor”). The Advisor makes day-to-day investment decisions with respect to each fund that it directly manages. In the case of subadvised funds, the Advisor evaluates and allocates each Harbor fund’s assets to one or more Subadvisors. For Harbor funds that employ a discretionary subadvisor, such as the Fund, the Subadvisors are responsible for the day-to-day management of the assets of the Harbor funds allocated to them. For Harbor funds that employ one or more non-discretionary Subadvisors, the Advisor will make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisors. Subject to the approval of the Board of Trustees, the Advisor establishes, and may modify whenever deemed appropriate, the investment strategy of the Fund. The Advisor also is responsible for overseeing each Subadvisor and recommending the selection, termination and replacement of Subadvisors.
The Advisor also:
◾
Seeks to ensure quality control in each Subadvisor’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark or tracking an index, as applicable.
◾
Monitors and measures risk and return results against appropriate benchmarks and recommends whether a Subadvisor should be retained or changed.
◾
Focuses on cost control.
In order to more effectively manage the Fund, Harbor Funds and the Advisor have been granted an order from the Securities and Exchange Commission (“SEC”) permitting the Advisor, subject to the approval of the Board of Trustees, to select Subadvisors not affiliated with the Advisor to serve as portfolio managers for the Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements with such unaffiliated subadvisors, all without obtaining shareholder approval.
In addition to its investment management services, the Advisor administers Harbor Funds' business affairs. The Advisor pays a subadvisory fee to each Subadvisor out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to a Subadvisor.
Annual Advisory Fee Rates
(annual rate based on the Fund’s average net assets)
	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor International Compounders Fund	N/A [1]	[XX] %
1
Has not commenced operations as of the date of this prospectus.
A discussion of the factors considered by the Board of Trustees when approving the investment advisory and investment subadvisory agreements of the Fund will be available in the Fund’s semi-annual report to shareholders for the period ending [XX XX, XXXX].
From time to time, the Advisor or its affiliates may invest “seed” capital in a fund, typically to enable a fund to commence investment operations and/or achieve sufficient scale. The Advisor and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a fund.

10

The Subadvisor

The Subadvisor and Portfolio Managers
The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Harbor International Compounders Fund
C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”), located at Dampfaergevej 26 DK-2100 Copenhagen Denmark, serves as Subadvisor to Harbor International Compounders Fund. The portfolio managers are jointly and primarily responsible for the day-to-day portfolio management of the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Bo Almar Knudsen	2024
Mr. Knudsen serves as CEO of the Subadvisor and as Portfolio
Manager for the Fund. He has worked with global equities
portfolio management since 1989, including five years at Danske
Bank. Mr. Knudsen was a member of AIMR (CFA)’s global IPC
committee from 1998-2002 and served as the chair of the Danish
Society of Financial Analysts and CFA Denmark from 2002-2008.
He holds an MSc (Econ) in Finance from Aarhus School of
Business supplemented with MBA courses from San Francisco
State University. He has been employed by the Subadvisor since
1994 with the exception of a period between 1998-2001 where
he worked as Head of Equities at Nordea Investment
Management.

Bengt Seger	2024
Mr. Seger serves as Portfolio Manager for the Fund. Mr. Seger has previously worked as an Analyst and Portfolio Manager
at Sparbanken Skåne, and as a Senior Analyst in international equites at Carnegie Investment Bank. He holds a Master’s in
Law and has studied Business Administration and Economics
at the University of Lund. He has been employed by the
Subadvisor since 1988.

Peter O’Reilly	2024
Mr. O’Reilly serves as Portfolio Manager for the Fund. He has previously worked as Head of Global Equities at Investors Group where he was responsible for managing the firm’s global equity portfolios. He has also held investment roles at Royal and Sun
Alliance Asset London, Global Asset Management and AIB
Investment Managers. He holds a BA and MA in Economics
from University College Dublin and is a member of the UK Society of Investment Professionals (CFA). He has been employed by
the Subadvisor since 2018.

Mattias Kolm	2024
Mr. Kolm serves as Portfolio Manager for the Fund. He has
previously worked in Svedala Industri’s finance department where he primarily dealt with cash flow hedging, and at Skandinaviska
Enskilda Banken as a Portfolio Manager. He holds an MSc BA
from the University of Lund and has supplemented his degree
with studies in finance at Stockholm School of Economics. He has been employed by the Subadvisor since 2003.

11

The Subadvisor

C WorldWide International Composite Performance Information
The following table presents the past performance of the C WorldWide International Composite (the “C WorldWide International Composite”). C WorldWide is the Subadvisor to Harbor International Compounders Fund. The C WorldWide International Composite is comprised of all fee-paying accounts under discretionary management by C WorldWide that have investment objectives, policies and strategies substantially similar to those of the Fund. Returns include the reinvestment of interest, dividends and any other distributions and are presented in U.S. dollars. C WorldWide has prepared and presented the historical performance shown for the C WorldWide International Composite (gross) in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC’s method. The gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the C WorldWide International Composite or certain other expenses that would be applicable to exchange-traded funds. To calculate the performance of the C WorldWide International Composite net of expenses, the Advisor applied the estimated net Fund operating expenses payable by the Fund, as disclosed in the “Total Annual Fund Operating Expenses” line item of the Fund’s fee table, in the Fund Summary section. The net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of C WorldWide in managing portfolios with substantially similar investment strategies and techniques to those of the Fund.
The historical performance of the C WorldWide International Composite is not that of Harbor International Compounders Fund and is not indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the C WorldWide International Composite. While the accounts comprising the C WorldWide International Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts currently comprising the C WorldWide International Composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the accounts in the C WorldWide International Composite, they may have had an adverse effect on the performance results of the C WorldWide International Composite. However, C WorldWide does not believe that such accounts would have been managed in a significantly different manner had they been subject to such investment limitations, diversification requirements and other restrictions.

C WorldWide International composite*
Average Annual Total Returns for the Periods Ended [XX XX, XXXX]:
	1 Year	3 Years	5 Years	Since Inception
C WorldWide International Composite (net)	[XX] %	[XX] %	[XX] %	[XX] %
C WorldWide International Composite (gross)	[XX] %	[XX] %	[XX] %	[XX] %
MSCI All Country World Ex. U.S. (ND) Index**	[XX] %	[XX] %	[XX] %	[XX] %

Calendar Year Total Returns for the Periods Ended December 31:
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
C WorldWide International Composite (net)	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %
C WorldWide International Composite (gross)	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %
MSCI All Country World Ex. U.S. (ND) Index**	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %	[XX] %

*
This is not the performance of Harbor International Compounders Fund. As of December 31, 2022, the C WorldWide International Composite was composed of 4 accounts, totaling approximately $329 million. The inception date of the C WorldWide International Composite was September 1, 1986. Performance presented prior to January 1, 1997, is from before the Subadvisor adopted the GIPS standards and may not comply with all of the GIPS requirements.
**
The MSCI All Country World Ex. U.S. (ND) Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. This unmanaged index does not reflect fees and expenses and is not available for direct investment. The benchmark results presented are a combination of two indices. The MSCI World ex USA Index was used prior to December 31, 2000, and the MSCI All Country World Ex. U.S. (ND) Index is used as of January 1, 2001.

12

Your Harbor Funds Account

Choosing a Share Class

Retirement Class	Retirement Class shares are available to individual and institutional investors.
◾ No 12b-1 fee and no intermediary fee of any kind paid by the Fund
◾ Transfer agent fee of up to 0.02% of average daily net assets
◾ $1,000,000 minimum investment in the Fund

Institutional Class	Institutional Class shares are available to individual and institutional investors.
◾ No 12b-1 fee
◾ Transfer agent fee of up to 0.10% of average daily net assets
◾ $50,000 minimum investment in each Domestic Equity Fund and International and Global Equity Fund
◾ $1,000 minimum investment in each Fixed Income Fund

Investor Class	Investor Class shares are available to individual and institutional investors.
◾ 12b-1 fee of up to 0.25% of average daily net assets
◾ Transfer agent fee of up to 0.21% of average daily net assets
◾ $2,500 minimum investment in the Fund for regular accounts
◾ $1,000 minimum investment in the Fund for IRA and UTMA/UGMA accounts

13

Your Harbor Funds Account

Choosing a Share Class

Meeting the minimum investment for a share class means you have purchased and maintained shares with a value at the time of purchase that is at least equal to that minimum investment amount. Redemptions out of your account can cause your account to fail to meet the minimum investment amount requirement. Changes in the market value of your account alone will not cause your account to either meet the minimum investment amount or fall below the minimum investment amount. See “Accounts Below Share Class Minimums”

Distribution and Service (12b-1) Fees
Harbor Funds has adopted a distribution plan for the Fund’s Investor Investor Class of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund pay distribution and service fees to the Distributor for the sale, distribution and servicing of the Investor Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies, that maintain accounts in Harbor Funds for their customers. Because the Fund pay these fees out of the Investor Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Investor Investor Class shares and may cost you more than paying other types of sales charges.

Transfer Agent Fees
The Fund pay Shareholder Services transfer agent fees (specified above) on a per-class basis for its services as shareholder servicing agent for the Fund. For each class except for the Retirement Class of shares, Shareholder Services uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain recordkeeping, subaccounting and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., quarterly) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

Investing Through a Financial Intermediary
You may purchase Fund shares through a financial intermediary, which may include banks, broker-dealers, or financial professionals, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in the Fund directly.
The Distributor and Shareholder Services have contracted with certain intermediaries to accept and forward purchase orders to the Fund on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
The Distributor, Shareholder Services and/or the Advisor and their related companies have in the past and could in the future pay intermediaries for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their Institutional and Investor of shares of the Funds through accounts that are maintained by the intermediaries.
The Advisor has in the past and could in the future pay intermediaries for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems and data or other services related to the sale of Fund shares and related services, including making shares of the Fund and certain other Harbor funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary or its representatives, are not made by the Fund. Rather, such payments are made by the Advisor or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Harbor fund complex. Payments of this type are sometimes referred to as revenue-sharing payments.
A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary (or its representatives) and its customers and may cause the intermediary to recommend the Fund or other Harbor funds over another investment. See the Statement of Additional Information for more information. Ask your sales representative or visit your financial intermediary’s website for more information.
Harbor Funds, the Advisor, the Distributor, Shareholder Services and their respective trustees, directors, officers, employees and agents are not responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor

14

Your Harbor Funds Account

Minimum Investment Exceptions

Funds of the error by 9:00 a.m. Eastern time on the following business day or prior to the deadline established between Harbor and the intermediary (i.e., on a trade date plus one [T+1] basis).

Retirement Class
You may purchase Retirement Class shares, notwithstanding the $1,000,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.
(a)
Employer-sponsored group retirement or benefit plans (with more than one participant) that maintain accounts with Harbor Funds at an omnibus or plan level, including: (i) plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, (ii) profit-sharing plans, cash balance plans and money purchase pension plans, (iii) non-qualified deferred compensation plans, and (iv) retiree health benefit plans.
(b)
Certain wrap or model-driven asset allocation program accounts for the benefit of clients of financial intermediaries, as approved by the Distributor.
(c)
Omnibus accounts maintained by financial intermediaries, including investment firms, banks and broker-dealers, provided that no asset-based fees are paid to such intermediaries with respect to assets invested in Retirement Class shares.

Institutional Class
You may purchase Institutional Class shares, notwithstanding the $50,000 minimum investment amount, if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility. All of the exceptions below apply to Equity Funds and exceptions (e) and (i) below apply to Fixed Income Funds.
(a)
Shareholders who held shares of Harbor Funds on October 31, 2002 and have maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.
(b)
Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.
(c)
Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.
(d)
Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).
(e)
Current trustees and officers of Harbor Funds, partners and employees of legal counsel to Harbor Funds, directors, officers or employees of the Advisor and its affiliates, and current directors, officers, or employees of any Subadvisor to any Harbor Funds, and members of the immediate family of any of the foregoing.
(f)
Any trust, custodian, pension, profit-sharing or other benefit plan of the foregoing persons.
(g)
Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.
(h)
Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.
(i)
Omnibus accounts, mutual fund advisory platforms and investment platforms via a custodian or clearing firm, and employer-sponsored plans.
(j)
Certain family trust accounts as approved by the Distributor.

Investor Class
Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

15

Your Harbor Funds Account

How to Purchase Shares

Harbor Funds will not accept cash, money orders, cashier’s checks, official checks, starter checks, third-party checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S.
Harbor Funds does not issue share certificates.
All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or Automated Clearing House (“ACH”) for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Investing Through a Financial Intermediary” if you are purchasing shares through a financial intermediary.
Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice, including if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.
The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
Open a new account	Add to an existing account
Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.
Mail a completed Letter of Instruction or an
Additional Investments form (available from
harborcapital.com). The Additional Investments form
may also be included with your most recent
confirmation statement.

Make your check payable to: “Harbor Funds.”
Shares purchased by check may be sold on any business day but the proceeds may not be available for up to 10 business days after the purchase of such shares to make sure the funds from your account have cleared.
If your check does not clear for any reason, your purchase will be cancelled and $25 may be deducted from your account. You may also be prohibited from future purchases.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost, delayed or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
Add to an existing account
You may submit orders for the purchase of shares by contacting a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and a service fee of $25 may be deducted from your account. You may be prohibited from future telephone purchases.
Shares purchased via the telephone may be sold on any business day but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.
You must establish banking instructions on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, you can do this via telephone or in one of the following ways: (1) log in to your Harbor Funds account online and follow the menu steps to establish banking instructions, (2) complete the Account Services form through the DocuSign option at harborcapital.com, (3) or download the Account Services form return that form to Harbor Funds by mail.

16

Your Harbor Funds Account

How to Purchase Shares

By Wire
Wire to:
State Street Bank and
Trust Company
Boston, MA
ABA#: 0110 0002 8
Acct: DDA #3018-065-7 Supply Fund name, Fund number, account registration and account number
Open a new account	Add to an existing account
Send the completed account application to Shareholder Services at the address listed under “By Mail.”	Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.
Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.
Call a Shareholder Services Representative at 800-422-1050 if you are sending a wire of $100,000 or more.

Online Access
Visit our website:
harborcapital.com
Please make note of your confirmation number when transacting online.
Add to an existing account
If you have established online access for your account, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Payment for purchase of shares through online access may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 may be deducted from your account. You may be prohibited from future online purchases.
Shares purchased through online access may be sold on any business day, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the purchase request by mail.
You must establish banking instructions on your account to purchase shares through the online account access system. If banking instructions were not established at the time you opened your account, you may add them to your account via the online account access system, by calling a Shareholder Services Representative at 800-422-1050 during our normal business hours, or you may download the Account Services form from our website at harborcapital.com and send it by mail.

17

Your Harbor Funds Account

How to Exchange Shares

An exchange is a redemption of shares from one Harbor fund and a purchase of shares into another Harbor fund.
Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.
Class-to-class exchanges within the same Fund, however, are generally not taxable.
All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.
The exchange privilege is not intended as a means for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund. For more information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Harbor fund. You should consider the differences in investment objectives and expenses of a Harbor fund before making an exchange.
Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.
Retirement CLASS SHAREHOLDERS
The Retirement Class of shares is available to both individual and institutional investors who meet the minimum investment and other eligibility requirements.
You may exchange your shares of the Retirement Class for Retirement Class shares of any other Harbor fund. In addition, you may exchange your shares of the Retirement Class for shares of the Institutional Investor or Investor Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.
Institutional CLASS SHAREHOLDERS
This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.
If you are an original shareholder (a shareholder of any Harbor fund as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor fund.
If you are not an original shareholder or do not qualify for another exception, you must meet the minimum initial investment requirements for each Fund.
You may exchange your shares of the Institutional Class for shares of the Retirement Class of another Harbor fund subject to the eligibility and minimum investment requirements for the Fund to be acquired.
Investor CLASS SHAREHOLDERS
If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of any Harbor fund that does not currently offer Investor Class shares. Your exchanges out of any Harbor fund that does not currently offer Investor Class shares into another Harbor fund would be subject to the eligibility and minimum investment requirements for the Fund and class to be acquired.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
You may mail an exchange request to Shareholder Services. Indicate the Fund name, the Fund number, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the account holder’s name(s) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost, delayed or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone exchange privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

18

Your Harbor Funds Account

How to Exchange Shares

Online Access
Visit our website:
harborcapital.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the exchange request by mail.

19

Your Harbor Funds Account

How to Sell Shares

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
Harbor Funds and Shareholder Services do not pay interest on redemption proceeds.
A Medallion signature guarantee may be required. See “Shareholder and Account Policies” for more information.
All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Harbor Funds has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.
The length of time Harbor Funds typically expects to pay proceeds from redemption requests varies based on the method by which you elect to receive the proceeds. Harbor Funds typically expects to pay redemption proceeds as follows: (i) for proceeds by check, Harbor Funds typically expects to mail the check by the next business day following the receipt of a redemption request that is in good order; (ii) for proceeds by wire, Harbor Funds typically expects to pay proceeds by the next business day following the receipt of a redemption request that is in good order; and (iii) for proceeds by ACH, Harbor Funds typically expects to transfer the proceeds to the shareholder’s bank on the next business day following the receipt of the redemption request which will be made available to the redeeming shareholder on the second business day. For redemption requests settled through the National Securities Clearing Corporation, Harbor Funds typically expects the redemption transaction to settle (and proceeds to be paid) the next business day following the receipt of the redemption request in good order. For redemptions through an intermediary, Harbor Funds typically expects to pay redemption proceeds to the intermediary in accordance with the preceding statement. As previously noted, payments of redemption proceeds may take up to seven days, as permitted by law.
If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.
For information about Harbor Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”
Redemption proceeds, except for IRA redemption proceeds, sent by check that are not cashed within 180 days may be reinvested (without interest), in your account in the same Fund from which they were redeemed at the current day’s net asset value (“NAV”). Redemption proceeds that are reinvested are subject to the risk of loss like any Fund investment. Additionally, if redemption checks are not cashed within 180 days, your account options will be changed to have future dividend and capital gains distributions reinvested.

By Mail
First class mail to:
Harbor Funds
P.O. Box 804660
Chicago, IL 60680-4108
Express or
registered mail to:
111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302
You may mail a written redemption request to Shareholder Services. State the Fund name, the Fund number, the number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.
Harbor Funds and Shareholder Services are not responsible for any mail that is lost, delayed or misdirected by the U.S. Postal Service or any other delivery service.

By Telephone
Call Harbor Funds at:
800-422-1050
Please make note of your confirmation number when transacting via the telephone.
If your account has telephone redemption privileges, you may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased via the telephone may be sold on any business day, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.
If you are unable to reach a Shareholder Services Representative by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

20

Your Harbor Funds Account

How to Sell Shares

Online Access
Visit our website:
harborcapital.com
Please make note of your confirmation number when transacting online.
If you have established online access, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading, or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, with the next business day’s share price.
Redemptions through online access will be paid by check, wire or ACH transfer only to the address or bank account of record.
Shares purchased through online access may be sold on any business day, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.
If you are unable to access our website (for example, during unusual market activity), you may call a Shareholder Services Representative during normal business hours or send the redemption request by mail.

21

Shareholder and Account Policies

Transaction and Account Policies
Important Information About Opening an Account
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including Harbor Funds, to obtain, verify and record information that identifies each person who opens an account. This information is used to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations or is from a sanctioned country or associated with a sanctioned entity. As a result, unless this information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, Harbor Funds must obtain the following information for each person that opens a new account:
◾
Name;
◾
Date of birth (for individuals);
◾
Residential or business street address (although post office boxes may be used as a mailing address); and
◾
Social Security number, taxpayer identification number or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other legal entities.
Legal entity customers are required to provide the name, date of birth, address and social security number (or other government identification number such as a passport number or other similar information in the case of foreign persons) of individual(s), referred to as “beneficial owner(s)”, who own 25% or more of the equity interest of the legal entity, as applicable, and an individual with significant responsibility to control, manage or direct the legal entity at the time that a new account is opened.
Federal law prohibits Harbor Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, Harbor Funds may restrict your ability to purchase additional shares until your identity is verified. Harbor Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed.

Rights Reserved by Harbor Funds
Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone, online access, or mail; (2) to refuse any purchase or exchange order for any reason; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering the Fund’s shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if the Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account, which indicates that the identity of the shareholder can no longer be verified.
These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until (and calculate the Fund’s NAV as of) the normally scheduled close of regular trading on the NYSE for that day.

Important Information Regarding State Escheatment Laws
Mutual fund accounts can be considered abandoned property. States are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances determined by your state, Harbor Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Harbor Funds will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in the Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.
Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned

22

Shareholder and Account Policies

or unclaimed property) if the account owner has not initiated any activity in the account or established contact with the Fund for an “inactivity period” as specified in applicable state laws. If the Fund is unable to establish contact with an investor, the Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. Other states may provide similar processes for shareholders.
Retirement accounts that are considered abandoned may be subject to state and federal withholding in addition to an early withdrawal penalty, if applicable, upon remittance to the state in which the account is registered.
We strongly encourage you to contact us at least once every year to review your account information. Below are ways in which you can assist us in safeguarding your Fund investments.
◾
If you have established online access for your account, log in to your account at harborcapital.com to view your account information. Please note, simply visiting our public website does not establish contact with us under state escheatment laws.
◾
Call one of our Shareholder Services Representatives at 800-422-1050, Monday through Friday, between 8:00 a.m. and 6:00 p.m. Eastern time.
◾
Take action on letters received in the mail from Harbor Funds concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

Excessive Trading/Market-Timing
Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to identify and seek to discourage excessive short-term trading.
Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies, increase expenses, and negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap stocks, stocks of emerging market companies or high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.
The Board of Trustees has adopted policies and procedures and has authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.
You may make no more than four round trips in the same Fund in any 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30-day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those shares of the same Fund on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30-day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.
Harbor Funds will limit, for a period of 60 days, future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts maintained directly with Harbor Funds. If Harbor Funds discovers what it believes to be excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege for a shareholder on a temporary or permanent basis at any time, including after one

23

Shareholder and Account Policies

round trip. Harbor Funds may also prohibit a shareholder from opening new accounts or adding to existing accounts in any Harbor fund. The trading history of accounts under common ownership or control within any of the Funds may be considered in enforcing these policies. As described under “Pricing of Fund Shares,” Harbor Funds has also implemented fair value pricing procedures, which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Purchases placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy may be rejected by a Fund.
The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the same Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of dividend and capital gains distributions; (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor Funds; (viii) transactions involving the transfer of shares from one account to another account of the same shareholder in the same Fund and the conversion of shares from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely affect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.
When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.
In addition, certain financial intermediaries may impose restrictions on short-term trading that may differ from those of Harbor Funds. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

Pricing of Fund Shares
The Fund’s share price, called its net asset value (NAV) per share, is generally calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is generally not calculated and the Fund generally does not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Advisor believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open.

24

Shareholder and Account Policies

Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Advisor to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments.  The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data. As a general matter, accurately fair valuing investments is difficult and can be based on inputs and assumptions that may not always be correct.
The Fund generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or independent pricing vendors. In the case of fixed income securities and non-exchange traded derivative instruments, fair market value is generally determined using prices provided by independent pricing vendors. The prices provided by independent pricing vendors reflect the pricing vendor’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices and dealer quotations for the securities, transaction prices for what the independent pricing vendor believes are similar securities and various relationships between factors such as interest rate changes and security prices that are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the independent pricing vendor often does not have as a market input, current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the independent pricing vendor’s evaluation process, which means that the price supplied by the pricing vendor may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing vendors. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.
When reliable market quotations or prices supplied by an independent pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by an independent pricing vendor for the same securities. This means the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or prices supplied by an independent pricing vendor. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.
Current day share prices are normally available after 7:00 p.m. Eastern time at harborcapital.com.

25

Shareholder and Account Policies

Paying for Shares by Check
If you purchase Fund shares by check:
◾
Make your check payable to: “Harbor Funds.”
◾
No third-party checks, starter checks, money orders, cashier’s checks, official checks, credit card convenience checks, traveler’s checks or checks drawn on banks outside the U.S. are accepted.
◾
If your check does not clear for any reason, your purchase will be cancelled and a service fee of $25 may be deducted from your Harbor Funds account. You also may be prohibited from future purchases.
◾
Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase. This may take up to 10 business days for shares purchased by check, up to 3 business days for shares purchased by ACH or up to 1 business day for shares purchased by wire.

In-Kind Redemptions
Harbor Funds agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the NAV of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in-kind would be valued for this purpose by the same method as is used to calculate the Fund’s NAV per share. Redemptions, whether made in cash or in-kind, are taxable transactions for those shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs. You also may incur an additional tax liability upon the disposition of the securities received in the redemption.

Methods to Meet Redemption Requests
In order to meet redemption requests, Harbor Funds typically expects to use holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. On a less regular basis, the Fund may meet redemption requests by accessing a custodian overdraft facility, borrowing through an interfund lending program, or borrowing through other sources. These methods may be used during both normal and stressed conditions. In addition, Harbor Funds reserves the right to pay redemption proceeds in-kind as described above.

Accounts Below Share Class Minimums
If your account balance falls below the required minimum investment due to redemptions and/or exchanges out of the class of shares in which you are invested, Shareholder Services may request that the account balance be increased. If your account balance is not increased within 60 days, Harbor Funds reserves the right to redeem your account in full at the then-current NAV or the account may be moved into a share class that has a lower minimum investment. If you are a Retirement Class investor and do not maintain the required $1,000,000 minimum investment, Harbor Funds reserves the right to exchange your Retirement Class shares at the then-current NAV for shares of that Fund’s Institutional Class. If you are an Institutional Class investor and do not maintain the required minimum investment, Harbor Funds reserves the right to exchange your Institutional Class shares at the then-current NAV for shares of the Fund’s Investor Class.
Shareholders seeking to establish accounts with amounts that below the $50,000 Institutional Class required minimum investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

Statements and Reports
You will receive a confirmation statement from Harbor Funds after each transaction affecting your account unless your account is maintained by a financial intermediary. Shareholders participating in an automatic plan, however, will receive only quarterly confirmations for all transactions occurring during the relevant quarter. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact a Shareholder Services Representative regarding any errors or discrepancies.
The Fund produces financial reports, which includes a list of the Fund’s portfolio holdings semi-annually, and updates its prospectus at least annually.
Unless you instruct Harbor Funds otherwise by contacting a Shareholder Services Representative, Harbor Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call a Shareholder Services Representative at 800-422-1050 if you would like to receive additional copies of these documents. Individual copies will be sent within 30 days after Shareholder Services receives your instructions. Your consent to householding is considered valid until revoked.

26

Shareholder and Account Policies

Signature Guarantees
Harbor Funds believes that certain redemption instructions may involve a greater risk of potential fraud. In seeking to ensure that the redemption instructions are genuine, Harbor Funds requires that the shareholder obtain and provide a Medallion signature guarantee to Harbor Funds with the instructions. A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers.
A Medallion signature guarantee is required if any of the following are applicable:
◾
You would like a check made payable to anyone other than the shareholder(s) of record.
◾
You would like a check mailed to an address that has been changed within 10 business days of the redemption request.
◾
You would like a check mailed to an address other than the address of record.
◾
You would like your redemption proceeds sent by wire or ACH to a bank account that has been changed on Harbor Funds’ records within 10 business days of the redemption request or to an account other than a bank account of record.
Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion. Harbor Funds may also accept or require a Signature Validation stamp (SVP) under certain circumstances at Harbor Funds’ sole discretion.
A Medallion signature guarantee may be refused if any of the following are applicable:
◾
It does not appear valid or in good form.
◾
The transaction amount exceeds the surety bond limit of the Medallion guarantee.
◾
The guarantee stamp has been reported as stolen, missing or counterfeit.
How to Obtain a Medallion Signature Guarantee
A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.
If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature. In its discretion, Shareholder Services may accept such an authentication in lieu of a Medallion signature guarantee.

27

Shareholder and Account Policies

You may receive dividends and capital gains distributions in cash or reinvest them. Dividends and capital gains distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.
This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you.
Dividends, Distributions and Taxes
The Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. The Fund declares and pays any dividends from net investment income and capital gains at least annually in December. The Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The Fund expects distributions, if any, to be from capital gains and/or net investment income.
For U.S. federal income tax purposes, distributions of net long-term capital gains are taxable as long-term capital gains which may be taxable at different rates depending on their source and other factors. Distributions of net short-term capital gains are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so reported by the Fund and certain other conditions (including holding period requirements) are met by the Fund and the shareholder, as “qualified dividend income” (“QDI”). QDI is taxable to individual shareholders at a maximum rate of 15% or 20% for U.S. federal income tax purposes (depending on whether the individual’s income exceeds certain threshold amounts). More information about QDI is included in the Fund’s Statement of Additional Information. Dividends and capital gains distributions are taxable whether you receive them in cash or reinvest them in additional Fund shares.
Generally, you should avoid investing in the Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in the NAV of the Fund. This is referred to as “buying a dividend.” For example: On December 16, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 17, the Fund’s net asset value per share will drop to $19 (excluding any market value change). You would still have an investment worth only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you would owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.
When you sell or exchange Fund shares, you generally will realize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) you receive and your tax basis for the shares that you sell or exchange. Early each year, the Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year unless your account is maintained by a financial intermediary.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) earned by U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service (“IRS”), you may be subject to a backup withholding tax, currently at a rate of 24%, on any dividends and capital gain distributions, redemptions, exchanges and any other payments to you. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends or otherwise “withholdable payments” from the Fund, as discussed in more detail in the Fund’s Statement of Additional Information.
The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:
◾
Postal or other delivery service is unable to deliver checks to the address of record;
◾
Dividends and capital gains distributions are not cashed within 180 days; or
◾
Bank account of record is no longer valid.
Dividends and capital gains distribution checks that are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any investment.
Harbor Funds does not have any obligation, under any circumstances, to pay interest on dividends or capital gains distributions sent to a shareholder.

28

Shareholder and Account Policies

Cost Basis
Shares acquired after January 1, 2012 are referred to as “covered” shares, while shares acquired prior to January 1, 2012 are referred to as “non-covered” shares. For covered shares, Harbor Funds is required to report cost basis information to you as well as the IRS on Form 1099-B. The cost basis information provided to you for non-covered shares will not be reported to the IRS. Both covered and non-covered shares will each receive their own individual cost basis calculation.
Harbor Funds offers average cost basis information, if available, to shareholders for noncovered shares on quarterly statements in addition to the required cost basis information for covered shares. Cost basis information on taxable transactions that represent noncovered shares will be noted on Form 1099-B, but not reported to the IRS.
Under cost basis regulations that began in 2012, you can select a different cost basis method for the covered shares in your Harbor Funds account. You can do this in one of four ways: (1) log in to your Harbor Funds account online and follow the menu steps to select a different cost basis method, (2) complete the Cost Basis Election form through the DocuSign option at harborcapital.com, (3) download the Cost Basis Election form and return that form to Harbor Funds by mail or by fax, or (4) contact Shareholder Services at 800-422-1050 to request that a copy of the Cost Basis Election form be mailed to you for completion and return to Harbor Funds by mail or fax.
If you do not elect a cost basis method, Harbor Funds will use the average cost method for calculating cost basis of your covered shares.
For more information on cost basis and which method is right for you, please contact your tax advisor.

29

Investor Services

Harbor Funds provides a variety of services to manage your account.
If you already have a Harbor Funds account, call a Shareholder Services Representative at 800-422-1050 to request an Account Services form to add these features or you may download the form from our website at harborcapital.com.
Online Services
harborcapital.com
Our website is normally available 24 hours a day. It provides you with the ability to access your account information, submit transactions, request forms and applications, and obtain additional information on each of the Funds.
When you establish an account, you will automatically be granted online transaction privileges.
To perform transactions via our website, you must first register for online access in order to authorize us to transmit account information online and to accept online instructions. Go to harborcapital.com to register for online access.
Online transactions are subject to the same minimums and terms as other transactions.
Shareholder Services uses procedures designed to confirm that instructions communicated via online access are genuine, including requiring that certain identifying information be provided, prior to acting upon instructions and sending written confirmation of online transactions. To the extent that Shareholder Services uses reasonable procedures to confirm that instructions received through our website are genuine, Harbor Funds, Shareholder Services and the Distributor are not liable for acting on these instructions.

Telephone Services
800-422-1050
You may contact a Shareholder Services Representative during our normal business hours, Monday through Friday between 8:00 a.m. and 6:00 p.m. Eastern time. When you establish an account, you will be granted telephone transaction privileges unless you specifically instruct us otherwise in writing.
Telephone transactions are subject to the same minimums and terms as other transactions.
Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring that certain identifying information be provided prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by Shareholder Services. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, Harbor Funds, Shareholder Services, or the Distributor will not be liable for acting in accordance with these instructions.

Retirement Accounts
For information on establishing retirement accounts, please call 800-422-1050 or visit our website at harborcapital.com.
◾
Traditional IRA — An individual retirement account. You may be able to deduct the contribution from taxable income, thereby reducing your current income taxes. Taxes on investment earnings are deferred until the money is withdrawn. Withdrawals are taxed as additional ordinary income when received. Non-deductible contributions, if any, are withdrawn tax-free. Withdrawals before age 59½ are assessed a 10% premature withdrawal penalty in addition to income tax, unless an exception applies. There is no age limit on making contributions to Traditional IRAs. If your 70th birthday is after July 1, 2019, you do not need to take withdrawals until you reach age 73. Those who have already begun taking Required Minimum Distributions (RMDs) must continue to do so.
◾
Roth IRA — An individual retirement account. Your contributions are never tax deductible; however, all earnings in the account are tax-free. You do not pay income taxes on qualified withdrawals from your Roth IRA if certain requirements are met. There is no age limitation on making contributions to Roth IRAs and there is no requirement that you begin making minimum withdrawals at any age.
◾
SEP IRA — A type of Traditional IRA funded by employer contributions. A Harbor Funds Traditional IRA may be used in connection with a Simplified Employee Pension (SEP) plan maintained by your employer. Assets grow tax-deferred and distributions are taxable as income.
◾
Other Retirement Plans — a Fund may be used as an investment option in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.
◾
SIMPLE IRA — A Savings Incentive Match Plan for Employees IRA (SIMPLE IRA) is a plan that certain small employers can set up for the benefit of their employees. Harbor Funds does not offer SIMPLE IRAs.

30

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.
Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.
Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan may be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.
Automatic Investment Plan
You may direct Harbor Funds to purchase a specific dollar amount of the Fund on a scheduled basis through an ACH transaction by providing valid banking instructions on your account application or Automatic Transactions form.
If your ACH transaction does not clear, your purchase will be cancelled and a service fee of $25 may be deducted from your account. You may also be prohibited from future automatic investment plan purchases.
If you already have a Harbor Funds account, you may: (1) log in to your Harbor Funds account online and follow the menu steps to establish an automatic investment plan, (2) complete the Automatic Transactions form through the DocuSign option at harborcapital.com, (3) download the Automatic Transactions form and return that form to Harbor Funds by mail or by fax, or (4) contact Shareholder Services at 800-422-1050.
By using the automatic investment or exchange plans, you are purchasing shares of the Fund on a scheduled basis without regard to fluctuations in NAV per share. Over time, your average cost per share may be higher or lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an effective way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gains distribution.
Payroll Deduction Purchase Allocations
You may direct your employer to automatically deduct a specific dollar amount from your paycheck(s) and allocate the deducted amounts to one or more Harbor funds on a scheduled basis by completing the Payroll Deduction form. A payroll deduction must first be implemented by your employer before Harbor Funds can establish the purchase allocations.
Automatic Exchange Plan
You may direct Harbor Funds to automatically exchange between Funds on a scheduled basis. The Fund being exchanged out of and the Fund being exchanged into must already be established with an account balance greater than zero and must continue to meet the minimum requirements for its respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.
Automatic Withdrawal Plan
You may direct Harbor Funds to withdraw a specific dollar amount on a scheduled basis during the year.
If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore may be taxable transactions depending on the type of account, and you may realize a gain or a loss. To understand how such withdrawals will affect you, you should consult your tax adviser.
Dividend Exchange Plan
You may invest dividends and capital gain distributions from one Harbor fund in shares of another Harbor fund, provided you have opened an account in the other Harbor fund with a balance greater than zero and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Harbor fund are used to purchase shares in another Harbor fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

31

Fund Details

Share prices are available on our website at harborcapital.com after 7:00 p.m. Eastern time or by calling 800-422-1050 during normal business hours.
Other Harbor funds managed by the Advisor are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds visit our website at harborcapital.com or call 800-422-1050 during normal business hours.

Harbor International Compounders Fund
Retirement Class	[TBD]	[TBD]	[TBD]
Institutional Class	[TBD]	[TBD]	[TBD]
Investor Class	[TBD]	[TBD]	[TBD]

Updates Available
For updates on the Funds following the end of each calendar quarter, please visit our website at harborcapital.com.

32

[THIS PAGE INTENTIONALLY LEFT BLANK]

33

For more information
For investors who would like more information about the Fund, the following documents are available upon request:
Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.
This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of a Fund are registered for sale.
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-422-1050
Shareholder Inquiries
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Obtain Documents
Free copies of the annual and semi-annual reports, the SAI, and other information about the Fund are available:
harborcapital.com
800-422-1050
Harbor Funds P.O. Box 804660 Chicago, IL 60680-4108
Investors may get text-only copies:
sec.gov
publicinfo@sec.gov (for a fee)
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Landis Zimmerman
Trustee

Diana R. Podgorny
Chief Legal Officer,
Chief Compliance Officer,
and Secretary
Richard C. Sarhaddi
Deputy Chief Compliance Officer
and Vice President
John M. Paral
Treasurer
Gregg M. Boland
Vice President and
AML Compliance Officer
Kristof M. Gleich
Vice President
Diane J. Johnson
Vice President
Lora A. Kmieciak
Vice President
Lana M. Lewandowski
Assistant Secretary

Investment Company Act File No. 811-23661
HF.SP.CWW.1023

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

[HARBOR INTERNATIONAL COMPOUNDERS FUND]
STATEMENT OF ADDITIONAL INFORMATION – [XX XX, XXXX]

Harbor Funds (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and includes the following series (individually or collectively referred to as a “Fund” or the “Funds”):

	Retirement Class	Institutional Class	Investor Class
[Harbor International Compounders Fund]	[TBD]	[TBD]	[TBD]
Additional funds may be created by the Fund’s Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. Harbor Capital Advisors, Inc. (the “Advisor”) serves as investment advisor with respect to the Funds, and employs an investment subadvisor (the “Subadvisor”) in managing the funds, as described in the applicable prospectus.
This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with the Prospectus of the respective Fund dated [XX XX, XXXX], as amended or supplemented from time to time. Additional information about each Fund’s investments is available at harborcapital.com or in the respective Fund’s Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Prospectus and the Statement of Additional Information, the Annual Report, which contain the Funds’ audited financial statements, the Semi-Annual Report, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at harborcapital.com. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

The Fund is a non-diversified management investment company that has its own investment objective that it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of certain of the Fund’s investment policies contained in the Prospectus.
The Fund may temporarily depart from its normal investment policies and strategies when the Fund’s Subadvisor and/or the Advisor, as applicable, believes that doing so is in the Fund’s best interest, so long as the strategy or policy employed is consistent with the Fund’s investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange traded funds that are consistent with the Fund‘s investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one Subadvisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies - for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments - in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Investment Policies

The Fund may make the types of investments, and is subject to the types of risks, described in each of the following investment policies.

Borrowing
Borrowing is permitted for temporary administrative or emergency purposes and this borrowing may be unsecured. Borrowing may exaggerate the effect on any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Equivalents
Cash equivalents include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). The Fund may also invest in obligations of domestic and/or foreign banks, which include certificates of deposit, bankers’ acceptances and fixed time deposits. The Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of further political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
The Fund may also invest in commercial paper that at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s or F-1 by Fitch Ratings or, if not rated, is issued or guaranteed as to payment of principal and interest by companies that at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings; short-term corporate obligations that at the date of investment are rated AA or better by S&P or equivalently rated by Moody’s or Fitch Ratings, and other debt instruments, including unrated instruments, determined to be of comparable high quality and liquidity.
The Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Common Stocks
Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Common stock usually carries with it the right to vote and frequently, an exclusive right to do so.

Convertible Securities
Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s decline. They generally pay less income than non-convertible bonds.

Investment Policies

Convertible Securities —
Continued
CONTINGENT CONVERTIBLE INSTRUMENTS
Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:
◾
Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
◾
Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer with respect to or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a trigger, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
◾
Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Cybersecurity Risks
As the use of technology increases, the Fund may be more susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber attacks include, among other things, stealing or corrupting confidential information and other data that is maintained online or digitally for financial gain, denial-of-service attacks on websites causing operational disruption, and the unauthorized release of confidential information and other data.
Cybersecurity breaches affecting the Fund or Trust, the Advisor, the Subadvisor, if applicable, custodian, transfer agent, other third-party service providers, intermediaries and others may adversely impact the Fund and its shareholders. A cybersecurity breach may cause disruptions and impact the Fund’s business operations, which could potentially result in financial losses, inability to determine the Fund’s net asset value, impediments to trading, reputational damage, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, and compliance and other costs. Indirect cybersecurity breaches at third-party service providers, intermediaries, trading counterparties, governmental and other regulatory authorities, and exchange and other financial market operators may subject the Fund’s shareholders to the same risks associated with direct cybersecurity breaches. Further, indirect cybersecurity breaches at an issuer of securities in which the Fund invests may similarly negatively impact the Fund’s shareholders because of a decrease in the value of these securities.
The Trust has established policies and procedures designed to reduce the risks associated with cybersecurity breaches and other operational disruptions. However, there is no guarantee that such efforts will succeed, especially since the Trust does not directly control the cybersecurity systems of issuers or third-party service providers. There is a risk that cybersecurity breaches will not be detected. In addition, there are inherent limitations to these policies and procedures and certain risks may not yet be identified and new risks may emerge in the future. The Fund and its shareholders could be negatively impacted as a result of any cybersecurity breaches or operational disruptions.

Derivative Instruments
Derivative instruments are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract either entered into between two parties (unlike a stock or a bond) or traded on an exchange and subject to central clearing. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.
A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the Fund, including an investment in conventional securities,  reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the expectations of the Subadvisor and/or

Investment Policies

Derivative Instruments —
Continued
the Advisor, as applicable, will be wrong. Transactions in derivative instruments often enable the Fund to take investment positions that more precisely reflect the expectations of the Subadvisor and/or the Advisor, as applicable, concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.
Derivative contracts include options, futures contracts and swap agreements. The principal risks associated with derivative instruments are:
◾
Market Risk: The risk that the instrument will decline in value or that an alternative investment would have appreciated more, but this is similar to the risk of investing in conventional securities.
◾
Leverage And Associated Price Volatility: Leverage causes increased volatility in the price of the derivative and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.
◾
Counterparty Credit Risk: The use of an over-the-counter derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. Currently, some derivatives such as certain interest rate swaps and certain credit default index swaps are subject to central clearing. Central clearing is expected to reduce counterparty credit risk, but central clearing does not make derivatives risk-free.
◾
Liquidity And Valuation Risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced generally with as much accuracy as conventional securities. Derivative instruments that are custom-designed to meet the specialized investment needs of a relatively narrow group of institutional investors, may be less liquid and more difficult to value. Derivatives also can create the risk that a Fund will need to make ongoing margin and settlement payments required under the transaction.
◾
Correlation Risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
◾
Operational Risk: The risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error.
◾
Legal Risk: The risk that there is insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract.
Rule 18f-4 prescribes parameters for the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception. When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for portfolios subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with Rule 18f-4 regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats

Investment Policies

Derivative Instruments —
Continued
any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, the Fund is permitted to enter into an unfunded commitment agreement if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due.
These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Options Transactions. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.
Writing Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.
The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”
Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.
The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.
The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.
Options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory

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clients of the Subadvisor and/or the Advisor, as applicable,. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. Position limits adopted by the CFTC may limit the Fund’s ability to obtain indirect exposure to commodities through commodity futures contracts and related options or may increase the cost of such exposure.
Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) that may result in a profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the Subadvisor and/or the Advisor, as applicable, considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Subadvisor and/or the Advisor, as applicable, would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.
Options On Futures Contracts. Except as noted above, the Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
Risks Associated With Options Transactions, Futures Contracts and Options on Futures Contracts. The writing and purchase of futures contracts and options on futures is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of futures contracts and options on futures depends in part on the Subadvisor and/or the Advisor, as applicable,’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the futures contracts or options and the relevant securities or currency or other markets.
Transactions in futures contracts and options on futures involve brokerage costs and require margin deposits.

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While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates, among other things, may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.
Perfect correlation between the Fund’s futures positions and portfolio positions may be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded futures contract or option on a futures contract or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies. The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price.
The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract. The Advisor and/or Subadvisor, as applicable, will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing the Fund, and the limits may constrain the ability of the Fund to use such contracts.
SWAPS, CAPS, FLOORS AND COLLARS
The Fund may enter into swaps, caps, floors, and collars to seek to achieve its investment objective. For purposes of other investment policies and restrictions, the Fund may value derivative instruments at market value, notional value or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Most types of over-the-counter swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an over-the-counter swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Certain types of swaps are exchange-traded and subject to clearing. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
The Fund may from time to time combine swaps with options. Interest rate swaps involve the exchange of respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

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Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
The Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local market.
The Fund may invest in loan originations, participations or assignments; mortgage- and asset-backed securities; options, futures contracts and options on futures contracts; foreign currency transactions; or other derivative instruments, to the extent permitted in the Fund’s prospectus or this Statement of Additional Information, notwithstanding that such securities and/or instruments may be considered swaps under the Dodd-Frank Wall Street Reform and Consumer Protection Act.
Credit Default Swaps. The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation or the net cash-settlement amount. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value.
OTHER RISKS ASSOCIATED WITH DERIVATIVES
Risks Associated with Commodity Derivatives. There are several additional risks associated with transactions in commodity futures contracts and other commodity derivatives.
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Storage Risk. Unlike the financial derivatives markets, in certain commodity derivatives markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity derivative will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in a derivative on that commodity, the value of the derivative may change proportionately.
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Reinvestment Risk. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
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Other Economic Factors. The commodities that underlie commodity derivatives may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

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Hedging And Other Strategies. The Fund will engage in futures and related options and other derivatives transactions either for bona fide hedging purposes or to seek to increase total return. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts or other derivatives. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts or other derivatives, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies or other currency derivatives.
The Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if, among other reasons, there is an established historical pattern of correlation between the two currencies.
When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the derivatives position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the derivatives position.
On other occasions, the Fund may take a “long” position by purchasing derivatives. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase derivatives as a substitute for transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.
Commodity Pool Operator Status. The Advisor is registered as a “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”) and is a member of the National Futures Association. However, the Advisor with respect to the Fund has filed a notice of eligibility with the National Futures Association to claim an exclusion from the definition of the term CPO under the CEA, and, therefore, the Advisor is not subject to registration or regulation as a CPO under the CEA and the rules thereunder with respect to the Fund. Because the Advisor intends to operate the Fund in a manner that would permit each to continue to remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA, including futures contracts and options on futures contracts, which may adversely impact the Fund’s return. In the event the Advisor becomes unable to rely on the exclusion and operates the Fund subject to CFTC regulation, the Fund may incur additional expenses.

ESG Integration
The Subadvisor’s incorporation of environmental, social and/or governance (“ESG”) considerations in its investment process may cause it to make different investments for a Fund than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. Additionally, the Fund’s relative investment performance may be affected depending on whether such investments are in or out of favor with the market.
The Subadvisor is dependent on available information to assist in the ESG evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for a Fund may differ from processes employed for other funds.
A Fund may seek to identify companies that reflect certain ESG considerations, but investors may differ in their views of what constitutes positive or negative ESG-related outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Fixed Income Securities
Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently

Investment Policies

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Securities — Continued
affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Fund’s Subadvisor and/or the Advisor, as applicable, will consider both credit risk and market risk in making investment decisions for the Fund.

Foreign Currency Transactions
The value of investments in securities denominated in foreign currencies and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward contracts to purchase or sell foreign currencies. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and commissions are not typically charged for trades. Although foreign exchange dealers do not generally charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.
A contract for the purchase or sale of a security denominated in a foreign currency may be entered into in order to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
When the Subadvisor and/or the Advisor, as applicable, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars that approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.
When foreign currency exchange contracts are used for hedging purposes, a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.
Transactions in forward contracts may be entered into only when deemed appropriate by the Subadvisor. The Fund generally will not enter into a forward contract with a term of greater than one year. The Fund may experience delays in the settlement of its foreign currency transactions.
Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.
While the Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain that might result from an

Investment Policies

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Transactions — Continued
increase in the value of the currency. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
The Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Foreign Securities
The Fund’s Subadvisor and/or the Advisor, as applicable, is responsible for determining whether a particular issuer would be considered a foreign or emerging market issuer. Normally, foreign or emerging market governments and their agencies and instrumentalities are considered foreign or emerging market issuers, respectively. In the case of non-governmental issuers, the Fund’s Subadvisor and/or the Advisor, as applicable, may consider an issuer to be a foreign or emerging market issuer if:
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the company has been classified by MSCI, FTSE, or S&P indices or another major index provider as a foreign or emerging market issuer;
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the securities of the company principally trade on stock exchanges in one or more foreign or emerging market countries;
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a company derives a substantial portion of its total revenue from goods produced, sales made or services performed in one or more foreign or emerging market countries or a substantial portion of its assets are located in one or more foreign or emerging market countries;
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the company is organized under the laws of a foreign or emerging market country or its principal executive offices are located in a foreign or emerging market country; and/or
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the Subadvisor and/or the Advisor, as applicable, otherwise determines an issuer to be a foreign or emerging markets issuer in its discretion based on any other factors relevant to a particular issuer.
Certain companies which are organized under the laws of a foreign or emerging market country may nevertheless be classified by the Fund’s Subadvisor and/or the Advisor, as applicable, as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.
FOREIGN SECURITIES RISKS
Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though the securities are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.
Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the U.S. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make

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intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. An inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.
The Fund’s custodian has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Fund may invest to permit Fund assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act, which governs the establishment of foreign subcustodial arrangements for mutual funds. The Fund’s subcustodial arrangements may be subject to certain risks including: (i) the inability to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of Fund assets; and (iv) difficulties in converting cash and cash equivalents to U.S. dollars. The Advisor and Subadvisor  have evaluated the political risk associated with an investment in a particular country.
Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested and the imposition of sanctions. Should one of these events occur, the Fund could lose its entire investment in any such country. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.
Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries, or in any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities that may currently exist. This is particularly true of emerging markets.
Certain countries in which the Fund may invest may have minority groups that advocate religious or revolutionary philosophies or support ethnic independence. Any action on the part of such individuals could carry the potential for destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.
Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Fund. Certain countries require governmental approval prior to foreign investments or limit the amount of foreign investment in a particular company or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for the Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.
Global economies and financial markets are becoming increasingly interconnected and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In January 2020, the United Kingdom withdrew from the EU (referred to as “Brexit”). Brexit has resulted in volatility in European and global markets and could have significant negative impacts on financial markets in the United Kingdom and throughout Europe. The longer term economic, legal, political and social framework to be put in place between the United Kingdom and the EU is unclear at this stage and is likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. This uncertainty may have an adverse effect on the economy generally and on the value of the Fund’s investments.
EMERGING MARKETS
Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.
Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, would be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size

Investment Policies

Foreign Securities —
Continued
and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).
Emerging market countries may have more or less government regulation and generally do not impose as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. The degree of cooperation between issuers in emerging and frontier market countries with foreign and U.S. financial regulators may vary significantly. Accordingly, regulators may not have sufficient access to audit and oversee issuers, and there could be less information available about issuers in certain emerging market countries. As a result, the ability of the Advisor or the Subadvisor to evaluate local companies or their potential impact on a Fund’s performance could be inhibited. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses.
In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries. In particular, the U.S. and other countries have imposed economic sanctions on certain Russian individuals and corporate entities. The U.S. or other countries could also institute broader sanctions on Russia. Such sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s portfolio. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies located in certain countries, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Countries subject to sanctions may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. Such events may have an adverse impact on the economies and debts of other emerging markets as well.
On June 3, 2021, President Biden issued Executive Order 14032 (the “Order”), entitled “Executive Order on Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China.” The Order restricts transactions in publicly traded securities, or any publicly traded securities that are derivative of, or are designed to provide investment exposure to such securities, of Chinese military industrial complex companies (“CMIC”) by any United States person. The scope and implementation of the sanctions may change as additional guidance is issued. The Fund could be adversely affected by these sanctions. In particular, the Fund may not be permitted to invest in a CMIC in which it otherwise might invest.
In addition, because of ongoing regional armed conflict in Europe, including an ongoing large-scale invasion of Ukraine by Russia that commenced in February 2022, Russia has been the subject of economic sanctions imposed by countries throughout the world, including the United States. Such sanctions have included, among other things, freezing the assets of particular entities and persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by Russia or companies located in or economically tied to Russia, downgrades in the credit ratings of Russian securities or those of companies located in or economically tied to Russia, devaluation of Russia’s currency, and increased market volatility and disruption in Russia and throughout the world. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.
INVESTING THROUGH STOCK CONNECT
The Fund may invest in eligible securities, such as China A-Shares (“Stock Connect Securities”) that are listed and traded on the Shanghai and Shenzhen Stock Exchanges through the China–Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a mutual market access program that allows Chinese investors to trade securities listed on the Hong Kong Stock Exchange via Chinese brokers and non-Chinese investors (such as the Fund) to purchase certain Shanghai- and Shenzhen-listed securities through brokers in Hong Kong without obtaining a special license. Purchases of securities through Stock Connect are subject to a number of restrictions, including market-wide trading volume and market cap quota limitations. Although individual investment quotas do not apply, participants in Stock Connect are subject to daily and aggregate investment quotas, which could restrict the Fund’s ability to invest in Stock Connect Securities.
Investments in Stock Connect Securities are generally subject to regulation by both Hong Kong and China and Shanghai Stock Exchange or Shenzhen Stock Exchange listing rules, which are subject to change by these regulators. Investors may not sell, purchase or transfer Stock Connect Securities except through Stock Connect. Regulators may suspend or terminate Stock Connect trading in certain circumstances, which may adversely affect the Fund’s ability to trade Stock Connect Securities. The Fund may also be prohibited from trading Stock Connect Securities during local holidays.

Investment Policies

Foreign Securities —
Continued
Stock Connect transactions are not subject to the investor protection programs of the Hong Kong, Shanghai or Shenzhen Stock Exchanges. Although Chinese regulators have indicated that ultimate investors hold a beneficial interest in Stock Connect Securities, the Chinese law surrounding the rights of beneficial owners of securities and the legal mechanisms available to beneficial owners for enforcing their rights are underdeveloped and untested. As the law evolves, there is a risk that the Fund’s ability to enforce its ownership rights may be uncertain, which could subject the Fund to significant losses. Trading in Stock Connect Securities may be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities and may result in greater trading expenses borne by the Fund.
ADRs, EDRs, IDRs, AND GDRs
The Fund may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), and Global Depositary Receipts (“GDRs”). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Forward Commitments and When-Issued Securities
Securities may be purchased on a when-issued basis and purchased or sold on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Subadvisor and/or the Advisor, as applicable, deems it appropriate to do so. The Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
When-issued purchases and forward commitment transactions enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.
Recently finalized Financial Industry Regulatory Authority, Inc. (“FINRA”) rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Investment Policies

Illiquid Securities
The Fund will not invest more than 15% of its net assets in illiquid investments, as defined in Rule 22e-4 under the Investment Company Act. Fund investments will be considered illiquid if the Fund reasonably expects that such investments cannot be sold or disposed of in current market conditions within seven calendar days or less without the sale or disposition significantly changing the market values of the investments. The Trust, on behalf of the Fund, has established a liquidity risk management program in accordance with Rule 22e-4 under the Investment Company Act, which provides for the assessment, management and periodic review of the Fund’s liquidity risk, the classification and monthly review of the Fund’s portfolio investments, the determination and periodic review of, and procedures to address a shortfall in, the Fund’s highly liquid investment minimum, if applicable, and limiting the Fund’s illiquid investments to 15% of the Fund’s net assets.
The Board of Trustees has adopted procedures for determining the liquidity of Fund investments that apply to the Fund. The Board of Trustees has delegated to the the Advisor and/or Subadvisor the daily function of determining and monitoring the liquidity of Fund investments in accordance with procedures adopted by the Board of Trustees. The Board of Trustees retains oversight of the liquidity determination process.

Initial Public Offerings (“IPOs”)
The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on funds with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and, compared to their better-established, larger-cap peers, may be more vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interfund Lending
The SEC has granted the Trust and the Advisor an exemptive order permitting the Funds to participate in an interfund lending program whereby the Funds may directly lend to and borrow money from each other for temporary or emergency purposes, such as to satisfy redemption requests or to cover unanticipated cash shortfalls, subject to the terms and conditions of the exemptive order.
Any interfund loan made would be preferable to borrowing from a bank from the perspective of the borrowing Fund and more beneficial than an alternative short-term investment from the perspective of a lending Fund. In accordance with the exemptive order, no Fund may lend its uninvested cash to another Fund if the loan would cause the lending Fund’s aggregate outstanding loans through the interfund lending program to exceed 15% of its current net assets at the time of the loan. In addition, a Fund’s loans to another Fund may not exceed 5% of the lending Fund’s net assets. The duration of each interfund loan will be limited to the time required to obtain cash sufficient to repay such loan, but the duration of the loan may not exceed seven days. Each interfund loan may be called on one business day’s notice by the lending Fund and may be repaid on any day by a borrowing Fund.
A Fund may borrow on an unsecured basis (i.e., without posting collateral) through the interfund lending program only if the borrowing Fund’s outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided, that if the borrowing Fund has a secured loan outstanding from any other lender, including another Fund, the lending Fund’s interfund loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s aggregate borrowings from all sources immediately after the interfund borrowing would exceed 10% of the Fund’s total assets, the Fund may borrow through the interfund lending program only on a secured basis. A Fund may not borrow through the interfund lending program nor from any other source if its total outstanding borrowings immediately after the borrowing would exceed 33⅓% of its total assets or any limits provided for by the Fund’s investment policies or restrictions.

Investment Policies

Interfund Lending —
Continued
The limitations discussed above and the other conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending for both borrowing Funds and lending Funds. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an interfund loan were not available from another Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies as permitted under the Investment Company Act and the rules and regulations thereunder. Securities of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad-based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market.

Liquidation of Funds
The Board of Trustees may determine to close and/or liquidate the Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of the Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution would generally be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as Fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.
It is the intention of any Fund expecting to close or liquidate to retain its qualification as a regulated investment company under the Code during the liquidation period and, therefore, not to be taxed on any of its net capital gains realized from the sale of its assets or ordinary income earned that it timely distributes to shareholders. In the unlikely event that the Fund should lose its status as a regulated investment company during the liquidation process, the Fund would be subject to taxes which would reduce any or all of the types of liquidating distributions.

Non-Diversified Status
A non-diversified fund it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments. Because the Fund is “non-diversified” under the Act, it is subject only to certain federal tax diversification requirements. Pursuant to such requirements, the Fund must diversify its holdings so that, in general, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as “PTPs/MLPs”). These entities may be publicly traded on stock exchanges or markets such as the New York Stock Exchange (“NYSE”), the NYSE Alternext US LLC (“NYSE Alternext”) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as the Fund, if it invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Investment Policies

Partnership Securities —
Continued
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly-traded firms that may be taxed as corporations). For tax purposes, limited partners, unit holders, or members may be allocated taxable income with respect to only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit or share holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.
Although the high yields potentially offered by these investments may be attractive, PTPs/MLPs have some disadvantages and present some risks. Investors in a partnership or limited liability company may have fewer protections under state law than investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities. Many PTPs/MLPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns, including as a result of geopolitical events. Growth may be limited because most cash is paid out to limited partners, unit holders, or members rather than retained to finance growth. The performance of PTPs/MLPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs/MLPs. Investments in PTPs/MLPs also may be illiquid at times.
The Fund may also invest in relatively illiquid securities issued by limited partnerships or limited liability companies that are not publicly traded. These securities, which may represent investments in certain areas such as real estate or private equity, may present many of the same risks of PTPs/MLPs. In addition, they may present other risks including higher management and distribution fees, uncertain cash flows, potential calls for additional capital, and very limited liquidity.

Preferred Stocks
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or in additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions and generally carry no voting rights.

Real Estate Investment Trusts
The Fund may gain exposure to the real estate sector by investing in real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject, directly or indirectly, to risks associated with ownership of real estate, including changes in the general economic climate or local conditions (such as an oversupply of space or a reduction in demand for space), loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, including competition based on rental rates, variations in market value, changes in the financial condition of tenants, changes in operating costs, attractiveness and location of the properties, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities. Real estate-related investments may entail leverage and may be highly volatile.
REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not generally taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so the Fund will bear its proportionate share of the costs of the REITs’ operations.
There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Investment Policies

Real Estate Investment
Trusts — Continued
Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Regulatory Risk and Other Market Events
Financial entities are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. Legislative or administrative changes or court decisions relating to the Code may adversely affect the Fund and/or the issuers of securities held by the Fund.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”) and other similar types of reference rates (each, a “Reference Rate”). In 2017, the United Kingdom’s Financial Conduct Authority warned that LIBOR and certain other Reference Rates may cease to be available or appropriate for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute Reference Rate may also adversely affect the Fund’s performance and/or net asset value. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.  The termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting the Fund’s overall financial condition or results of operations.
Events such as natural disasters, pandemics, epidemics, and social unrest in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

Repurchase Agreements
Repurchase agreements may be entered into with domestic or foreign banks or with any member firm of FINRA, or any affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadvisor and/or the Advisor, as applicable,. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Investment Policies

Restricted Securities
Restricted securities are securities acquired in an unregistered, private sale from the issuing company or from an affiliate of the issuer. Restricted securities would be required to be registered under the Securities Act of 1933 (the “1933 Act”) prior to distribution to the general public, but they may be eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for the Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. The holders of rights and warrants have no voting rights, receive no dividends and have no ownership rights with respect to the assets of the issuer. The value of a right or warrant may not necessarily change with the value of the underlying securities. Rights and warrants cease to have value if they are not exercised prior to their expiration date. Investments in rights and warrants are thus speculative and may result in a total loss of the money invested.

Securities Lending
The Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may be made only to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Advisor to be of good standing, and when, in the judgment of the Advisor, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If the Advisor decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33⅓% of the value of the total assets of the Fund.

Small to Mid Companies
Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Sovereign Debt Obligations
Sovereign debt obligations, such as foreign government debt or foreign treasury bills, involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited or no recourse in the event of a default. For example, there may be no bankruptcy or similar proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers, and may result in illiquidity. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt. As a holder of government sovereign debt, the Fund may be requested to participate in the restructuring of sovereign indebtedness, including the rescheduling of debt payments and the extension of further loans to government debtors, which may adversely affect the Fund. There can be no assurance that such restructuring will result in the repayment of all or part of the debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments,

Investment Policies

Sovereign Debt
Obligations — Continued
multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
The recent global economic crisis brought several European economies close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, in the past several years the governments of countries in the European Union experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn and could significantly affect the value of the Fund’s investments in that country’s sovereign debt obligations.

Trust-Preferred Securities
Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on its balance sheet. The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities that are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital, while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements. In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
The risks associated with trust-preferred securities typically include the financial condition of the financial institution(s), as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund.

U.S. Government Securities
Total U.S. public debt as a percentage of gross domestic product has grown since the beginning of the 2008 financial downturn. U.S. government agencies project that the U.S. will continue to maintain high debt levels in the near future. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause the U.S. Treasury to sell additional debt with shorter maturity periods, thereby increasing refinancing risk. A high national debt also raises concerns that the U.S. government will be unable to pay investors at maturity. Unsustainable debt levels could cause declines in currency valuations and prevent the U.S. government from implementing effective fiscal policy.

Investment Policies

U.S. Government
Securities — Continued
On August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, the S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. The market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt and such a downgrade may lead to increased interest rates and volatility.
Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Ginnie Mae, a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
In addition to securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, and FHFA, U.S. government securities include obligations of federal home loan banks and federal land banks, Federal Farm Credit Banks Consolidated Systemwide Bonds and Notes, securities issued or guaranteed as to principal or interest by Tennessee Valley Authority and other similar securities as may be interpreted from time to time.

Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Variable Interest Entities
A Fund’s investments in emerging markets may also include investments in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). Instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals/entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors.
Even though the listed company does not own any equity in the China-based company, the listed company expects to exercise power over and obtain economic rights from the China-based company based on the contractual arrangements. All or most of the value of an investment in these companies depends on the enforceability of the contracts between the listed company and the China-based VIE. If the parties to the contractual arrangements do not meet their obligations as intended or there are effects on the enforceability of these arrangements from changes in Chinese law or practice, the listed company may lose control over the China-based company, and investments in the listed company’s securities may suffer significant economic losses.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting, and governance requirements as the United States.
Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors, or Chinese equity owners)

Investment Policies

Variable Interest
Entities — Continued
will likely be subject to Chinese law and jurisdiction, which raises questions about whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.

Investment Restrictions

Fundamental Investment Restrictions
The following restrictions may not be changed with respect to the Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund with the exception of borrowings permitted by Investment Restriction (1) listed below.
The Fund may not:
(1)
borrow money, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief;
(2)
act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;
(3)
invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. government or any of its agencies or instrumentalities);
(4)
issue senior securities, except as permitted under the Investment Company Act and expect that Harbor Funds may issue beneficial interest in multiple series or classes;
(5)
purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;
(6)
invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts that are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction; or
(7)
make loans to other persons, except to the extent permitted by, or to the extent not prohibited by, applicable law and any applicable exemptive relief.
Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.
For purposes of fundamental investment restriction no. 3, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry. In addition, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.
For purposes of fundamental investment restriction no. 6, the Fund interprets its policy with respect to the investment in commodities or commodity contracts to permit the Fund, subject to the Fund’s investment objectives and general investment policies (as stated in the Fund’s Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.
From time to time, the Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Unless otherwise indicated, all percentage limitations on Fund investments (as stated throughout this Statement of Additional Information or in the Prospectuses) that are not (i) specifically included in the above section or (ii) imposed by the Investment Company Act, rules thereunder, the Code or related regulations (the “Elective

Investment Restrictions

Fundamental Investment
Restrictions — Continued
Investment Restrictions”), will apply only at the time a transaction is entered into. For purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted below, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to the Fund’s acquisition of securities or instruments through a Voluntary Action.

Non-Fundamental Investment Restrictions
In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions, which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, the Fund may not:
(a)
purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;
(b)
make short sales of securities, except as permitted under the Investment Company Act;
(c)
invest more than 15% of the Fund’s net assets in illiquid investments; or
(d)
invest in other companies for the purpose of exercising control or management.

Trustees and Officers

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. The Trustees serve on the Board of Trustees of Harbor Funds and Harbor ETF Trust.
Information pertaining to the Trustees and Officers of Harbor Funds is set forth below. The address of each Trustee and Officer is: [Name of Trustee or Officer] c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (60) Trustee	Since [XXXX]
Chairman (2015-2020) and Trustee (2011-Present), Rare (conservation nonprofit); Trustee, Root Capital (2022-Present); Trustee, The Nature
Conservancy, Massachusetts Chapter (2018-Present); Trustee, Adventure
Scientists (conservation nonprofit) (2020-Present); Vice Chairman and Global
Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global
Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio
Management (2007-2010), BlackRock, Inc. (publicly traded investment management firm).
			[XX]	None
Donna J. Dean (71) Trustee	Since [XXXX]	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (2001-2019).	[XX]	None
Robert Kasdin (65) Trustee	Since [XXXX]
Trustee, Barnard College (2023-Present); Senior Vice President and Chief
Operating Officer (2015-2022) and Chief Financial Officer (2018-2022), Johns
Hopkins Medicine; Trustee and Member of the Finance Committee, National
September 11 Memorial & Museum at the World Trade Center (2005-2019);
Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and
Director, The Y in Central Maryland (2018-2022).
			[XX]	Director of Apollo Commercial Real Estate Finance, Inc. (2014- Present).
Kathryn L. Quirk (70) Trustee	Since [XXXX]
Member, Independent Directors Council, Governing Council (2023-present);
Vice President, Senior Compliance Officer and Head, U.S. Regulatory
Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief
Legal Officer, Asset Management, and Vice President and Corporate Counsel,
Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer,
Prudential Investment Management, Inc., and Chief Legal Officer, Prudential
Investments and Prudential Mutual Funds (2008-2012); Vice President and
Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential
Insurance Company of America, and Chief Legal Officer, Prudential
Investments (2005-2008); Vice President and Corporate Counsel and Chief
Legal Officer, Mutual Funds, Prudential Insurance Company of America
(2004-2005); Member, Management Committee (2000-2002), General Counsel
and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002);
and Member, Board of Directors and Co-Chair, Governance Committee,
Just World International Inc. (nonprofit) (2020 – 2023).
			[XX]	None
Douglas J. Skinner (61) Trustee	Since [XXXX]	Professor of Accounting (2005-Present), Deputy Dean for Faculty (2015-2016, 2017-Present), Interim Dean (2016-2017), University of Chicago Booth School of Business.	[XX]	None
Ann M. Spruill (69) Trustee	Since [XXXX]
Partner (1993-2008), member of Executive Committee (1996-2008), Member
Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC
(private investment management firm) (with the firm since 1990); Member
Investment Committee and Chair of Global Public Equities, Museum of Fine
Arts, Boston (2000-2020); and Trustee, Financial Accounting Foundation
(2014-2020).
			[XX]	None
Landis Zimmerman (64) Trustee	Since [XXXX]
Independent, non-fiduciary advisor, Gore Creek Asset Management
(2006-Present); Member, Japan Science and Technology Agency Investment
Advisory Committee (2021-Present); Chief Investment Officer of the Howard
Hughes Medical Institute (2004-2021).
			[XX]	None

Trustees and Officers

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Charles F. McCain (53)* Chairman, Trustee and President	Since [XXXX]
Director (2007-Present), Chief Executive Officer (2017-Present), President
and Chief Operating Officer (2017), Executive Vice President and General
Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital
Advisors, Inc.; Director and Chairperson (2019-Present), Harbor Trust
Company, Inc.; Director (2007-Present) and Chief Compliance Officer
(2004-2017), Harbor Services Group, Inc.; Director (2007-Present), Chief
Executive Officer (2017-Present), Chief Compliance Officer (2007-2017;
2023-Present), and Executive Vice President (2007-2017), Harbor Funds
Distributors, Inc.; Chief Compliance Officer, Harbor Funds (2004-2017); and
Chairman, President and Trustee, Harbor ETF Trust (2021-Present).
			[XX]	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Diana R. Podgorny (44) Chief Legal Officer, Chief Compliance Officer, and Secretary	Since [XXXX]
Executive Vice President, General Counsel and Secretary (2023-Present), Senior Vice President and Deputy General
Counsel (2022-2023), Senior Vice President and Assistant General Counsel (2020-2022), and Vice President and Assistant
General Counsel (2017-2020), Harbor Capital Advisors, Inc.; Director, Vice President, and Secretary (2023-Present),
Harbor Services Group, Inc.; Director and Vice President (2020-Present), Harbor Trust Company, Inc.; Chief Legal
Officer and Chief Compliance Officer (2023-Present), Secretary (2017-Present), Harbor Funds; Chief Legal Officer and
Chief Compliance Officer (2023-Present) and Secretary (2021-Present), Harbor ETF Trust.

Richard C. Sarhaddi (49) Deputy Chief Compliance Officer and Vice President	Since [XXXX]
Senior Vice President and Chief Compliance Officer (2023 – Present), Harbor Capital Advisors, Inc. and Harbor Services
Group, Inc.; Director and Chief Compliance Officer (2023-Present), Harbor Trust Company Inc.; Deputy Chief Compliance
Officer and Vice President (2023-Present), Harbor Funds; Deputy Chief Compliance Officer and Vice President
(2023-present), Harbor ETF Trust. Vanguard Personalized Indexing Management, LLC; Head of U.S. Direct Investor
Advice Compliance, (2018 – 2023), The Vanguard Group, Inc.; Director & Lead Counsel, Digital Services / Intelligent
Portfolios (2015 – 2018), Charles Schwab & Co., Inc.

John M. Paral (54) Treasurer	Since [XXXX]
Senior Vice President – Fund Administration and Analysis (2022-Present), Director of Fund Administration and Analysis
(2017-2022), Vice President (2012-2022) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.;
Treasurer (2022-Present) and Assistant Treasurer (2013-2022), Harbor Funds; and Treasurer (2022-Present) and Assistant
Treasurer (2021-2022), Harbor ETF Trust.

Gregg M. Boland (59) Vice President and AML Compliance Officer	Since [XXXX]
Executive Vice President (2020-Present), Vice President (2019-2020), Harbor Capital Advisors, Inc.; President (2019-Present),
Senior Vice President – Operations (2016-2019), and Vice President – Operations (2007-2015), Harbor Services Group,
Inc.; Senior Vice President, AML Compliance Officer, and OFAC Officer (2019-Present), Harbor Funds Distributors,
Inc.; Vice President, Harbor Funds (2019-Present) and Vice President, Harbor ETF Trust (2021-Present).

Kristof M. Gleich (43) Vice President	Since [XXXX]
President (2018-Present) and Chief Investment Officer (2020), Harbor Capital Advisors, Inc.; Director, Vice Chairperson,
President (2019-Present) and Chief Investment Officer (2020-Present), Harbor Trust Company, Inc.; Vice President,
Harbor Funds (2019-Present); Vice President, Harbor ETF Trust (2021-Present); and Managing Director, Global Head
of Manager Selection (2010-2018), JP Morgan Chase & Co.

Diane J. Johnson (58) Vice President	Since [XXXX]	Vice President (2022-Present) and Tax Director (2009-Present), Harbor Capital Advisors, Inc.; Vice President (2022-Present), Harbor Funds; and Vice President (2022-Present), Harbor ETF Trust.
Lora A. Kmieciak (59) Vice President	Since [XXXX]
Executive Vice President and Chief Financial Officer (2022-Present), Senior Vice President – Fund Administration and
Analysis (2017-2022) and Senior Vice President - Business Analysis (2015-2017), Harbor Capital Advisors, Inc.; Vice
President (2020 – 2022) and Director (2022-Present), Harbor Trust Company, Inc.; Assistant Treasurer (2017-2022) and
Vice President (2022-Present), Harbor Funds; and Assistant Treasurer (2021-2022) and Vice President (2022-Present),
Harbor ETF Trust.

Lana M. Lewandowski (43) Assistant Secretary	Since [XXXX]
Vice President and Compliance Director (2022-Present), Legal & Compliance Manager (2016-2022) and Legal Specialist
(2012-2015), Harbor Capital Advisors, Inc.; AML Compliance Officer (2017-2022) and Assistant Secretary (2017-Present),
Harbor Funds; and AML Compliance Officer (2021-2022) and Assistant Secretary (2021-Present), Harbor ETF Trust.

[1]	Each Trustee serves for an indefinite term, until his or her successor is elected. Each Officer is elected annually.
*	Mr. McCain is deemed an “Interested Trustee” due to his affiliation with the Advisor and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

Additional Information About the Trustees
The following sets forth information about each Trustee’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity. These encompass a variety of factors, including, but not limited to, their financial and investment experience, academic background, willingness to devote the time and attention needed to serve, and past experience as Trustees of the Trust, other investment companies, operating companies or other types of entities. No one factor is controlling, either with respect to the group or any individual. As discussed further

Trustees and Officers

Additional Information
About the Trustees —
Continued
below, the evaluation of the qualities and ultimate selection of persons to serve as Independent Trustees is the responsibility of the Trust’s Nominating Committee, consisting solely of Independent Trustees. The inclusion of a particular factor below does not constitute an assertion by the Board of Trustees or any individual Trustee that a Trustee has any special expertise that would impose any greater responsibility or liability on such Trustee than would exist otherwise.
Scott M. Amero. Mr. Amero retired in 2010 after a 20-year career at BlackRock, Inc., where he was then Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head of Fixed Income Portfolio Management. He currently is on the Board of Trustees for Rare, a conservation nonprofit, a Trustee of Root Capital, a Trustee of the Massachusetts chapter of The Nature Conservancy, a Trustee for Adventure Scientists, a conservation nonprofit, and a member of the Advisory Board of the Mossavar-Rahmani Center for Business and Government at the Harvard Kennedy School. Mr. Amero has extensive investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Donna J. Dean. Ms. Dean served as the Chief Investment Officer of the Rockefeller Foundation from 2001 through 2019. The Rockefeller Foundation is a philanthropic organization established by the Rockefeller family in 1913 to promote the well-being of humanity. As Chief Investment Officer, Ms. Dean was responsible for leading a team of investment professionals in managing the Rockefeller Foundation’s endowment. Ms. Dean was responsible for establishing strategy for the endowment’s investment program, including diversifying the endowment’s portfolio of investments across a range of asset classes including public and private equities, fixed income, emerging markets, real assets (such as resources and real estate), hedge funds and distressed debt. Prior to joining the Rockefeller Foundation in 1995, Ms. Dean spent seven years at Yale University, where she served as Director of Investments, with responsibility for real estate as well as oversight of the New Haven Initiative community investment program. Ms. Dean has significant investment experience and has served as a Trustee of Harbor Funds since 2010 and of Harbor ETF Trust since 2021.
Robert Kasdin. Mr. Kasdin served as the Senior Vice President and Chief Operating Officer of Johns Hopkins Medicine from 2015 to 2022 and also as Chief Financial Officer of Johns Hopkins Medicine from 2018 to 2022. Prior to joining Johns Hopkins Medicine, he served as Senior Executive Vice President of Columbia University from 2002 to 2015. Prior to joining Columbia University, he served as the Executive Vice President and Chief Financial Officer of the University of Michigan, Treasurer and Chief Investment Officer for The Metropolitan Museum of Art in New York City, and Vice President and General Counsel for Princeton University Investment Company. He started his career as a corporate attorney at Davis Polk & Wardwell. Mr. Kasdin previously served on the board of The Y in Central Maryland and on the Board of the National September 11 Memorial & Museum at the World Trade Center Foundation, Inc. He serves on the Board of Directors of Apollo Commercial Real Estate Finance, Inc. and is a member of the Council on Foreign Relations. Mr. Kasdin has significant business experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Kathryn L. Quirk. Ms. Quirk retired in March 2017 after nearly thirty-five years of serving in various legal, compliance and senior management roles in the asset management industry as well as serving as an officer of several investment companies. Prior to her retirement, she served at Goldman Sachs Asset Management as Head of U.S. Regulatory Compliance from 2013-2017. Prior to joining Goldman Sachs, she was Vice President and Corporate Counsel at Prudential Insurance Company of America, a subsidiary of Prudential Financial Inc., an insurance and financial services company. During that time, she also served as Deputy Chief Legal Officer, Asset Management at Prudential Insurance Company of America; Co-Chief Legal Officer at Prudential Investment Management, Inc.; Chief Legal Officer at Prudential Investments LLC; and Chief Legal Officer of the Prudential Mutual Funds. Prior to joining Prudential, Ms. Quirk worked at Zurich Scudder Investments, Inc., an asset management company, where she held several senior management positions, including General Counsel, Chief Compliance Officer, Chief Risk Officer, Corporate Secretary, Managing Director, and served on the board of directors and management committee. She started her career as an attorney at Debevoise & Plimpton LLP. She currently serves on the Governing Council of the Independent Directors Council, and previously served on the Board of Directors and as Co-Chair of the Governance Committee of Just World International, Inc., a not-for-profit organization funding education and nutrition programs. Ms. Quirk has extensive investment management industry and legal experience and has served as a Trustee of Harbor Funds since 2017 and of Harbor ETF Trust since 2021.
Douglas J. Skinner. Mr. Skinner is the Sidney Davidson Distinguished Service Professor of Accounting and Deputy Dean for Faculty at the University of Chicago Booth School of Business, where his prior positions include Eric J. Gleacher Distinguished Service Professor of Accounting, John P. and Lillian A. Gould Professor of Accounting, Neubauer Family Faculty Fellow, Interim Dean, and Executive Director of the Accounting Research Center. Mr. Skinner joined the University of Chicago Business School’s faculty in 2005 from the University of Michigan Business School, where he served as the

Trustees and Officers

Additional Information
About the Trustees —
Continued
KPMG Professor of Accounting. Mr. Skinner’s teaching and research has a particular emphasis on corporate disclosure practices, corporate financial reporting, and corporate finance. Mr. Skinner is a Senior Fellow at the Asian Bureau of Finance and Economic Research. Mr. Skinner is the author or co-author of numerous publications in leading accounting and finance academic journals. Mr. Skinner has served as a Trustee of Harbor Funds since 2020 and of Harbor ETF Trust since 2021.
Ann M. Spruill. Ms. Spruill retired in 2008 after an 18-year career at GMO & Co. LLC, where she was a partner, portfolio manager and the Head of International Active Equities Division. She also served as a member of the Executive Committee and the Board of Directors of that firm. GMO & Co. LLC is a privately-owned global investment management firm. Ms. Spruill served as a Trustee for the Financial Accounting Foundation. She served as a member of the Investment Committee and Chair of Global Public Equities for the Museum of Fine Arts, Boston and serves as a Trustee of the University of Rhode Island. Ms. Spruill has significant investment experience and has served as a Trustee of Harbor Funds since 2014 and of Harbor ETF Trust since 2021.
Landis Zimmerman. Mr. Zimmerman retired in 2021 after serving 17 years as Vice President and Chief Investment Officer of the Howard Hughes Medical Institute. Prior to joining Howard Hughes Medical Institute, he served as Managing Director for investments at the University of Pennsylvania from 1998-2004, Associate Director of Investments of the Rockefeller Foundation from 1996-1998, Associate Director at Bear, Stearns & Co. Inc. from 1994-1996, and Vice President at J.P. Morgan Securities Inc. from 1985-1994. He began his career as Assistant Treasurer at Chemical Bank in 1981. He is currently an independent, non-fiduciary advisor for Gore Creek Asset Management, a family investment office, and is a member of the Japan Science and Technology Agency Investment Advisory Committee. Mr. Zimmerman has served as a Trustee of Harbor Funds and Harbor ETF Trust since 2022.
Charles F. McCain. Mr. McCain has served as Chief Executive Officer of Harbor Capital Advisors since 2017 and as a Director since 2007. Mr. McCain previously served as President and Chief Operating Officer of Harbor Capital Advisors during 2017, Executive Vice President and General Counsel of Harbor Capital Advisors from 2004-2017 and as Chief Compliance Officer of Harbor Capital Advisors from 2004-2014. He served as Harbor Funds’ Chief Compliance Officer from 2004-2017. He has served as a Director and Chairperson of Harbor Trust Company, Inc. since 2019. He also has served as a Director of Harbor Services Group, Inc. since 2007, and as the Chief Compliance Officer of Harbor Services Group, Inc. from 2004-2017. He has also served as a Director of Harbor Funds Distributors, Inc. since 2007, and as the Chief Compliance Officer and Executive Vice President of Harbor Funds Distributors, Inc. from 2007-2017. Prior to joining Harbor Capital Advisors in 2004, Mr. McCain was a Junior Partner at the law firm of Wilmer Cutler Pickering Hale and Dorr LLP. Mr. McCain has extensive business, investment, legal and compliance experience and has served as a Trustee and Chairman of the Board of Harbor Funds since 2017 and as a Trustee and Chairman of the Board of Harbor ETF Trust since 2021.

Board Leadership Structure
As indicated above, the business and affairs of the Trust shall be managed by or under the direction of the Trustees. The Trustees have delegated day-to-day management of the affairs of the Trust to the Advisor, subject to the Trustees’ oversight. The Board of Trustees is currently comprised of eight Trustees, seven of whom are Independent Trustees. All Independent Trustees serve on the Audit Committee and Nominating Committee, as discussed below. The Chairman of the Board of Trustees is an Interested Trustee.
The Independent Trustees determined that it was appropriate to appoint a Lead Independent Trustee to facilitate communication among the Independent Trustees and with management. Accordingly, the Independent Trustees have appointed Ms. Quirk to serve as Lead Independent Trustee. Among other responsibilities, the Lead Independent Trustee coordinates with management and the other Independent Trustees regarding review of agendas for board meetings; serves as chair of meetings of the Independent Trustees; and, in consultation with the other Independent Trustees and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Trustees.
The Trustees believe that this leadership structure is appropriate given, among other things, the size and number of funds offered by the Trust; the size and committee structure of the Board of Trustees; management’s accessibility to the Independent Trustees, both individually and collectively through the Lead Independent Trustee; and the active and engaged role played by each Trustee with respect to oversight responsibilities.

Trustees and Officers

Board Committees
All Independent Trustees serve on the Audit Committee and the Nominating Committee. The functions of the Audit Committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firm’s performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Nominating Committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing to Harbor Funds Nominating Committee, c/o Harbor Funds, 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 within a reasonable time before any meeting.
During Harbor Fund’s fiscal year ended [XX XX, XXXX], the Board of Trustees held [X] meetings, the Audit Committee held [X] meetings and the Nominating Committee did not hold any meetings. The Board of Trustees does not have a compensation committee.

Risk Oversight
The Board of Trustees considers its role with respect to risk management to be one of oversight rather than active management. The Trust faces a number of types of risks, including investment risk, legal and compliance risk, operational risk (including business continuity risk), reputational and business risk. The Board of Trustees recognizes that not all risks potentially affecting the Trust can be identified in advance, and that it may not be possible or practicable to eliminate certain identifiable risks. As part of the Trustees’ oversight responsibilities, the Trustees generally oversee the Fund’s risk management policies and processes, as these are formulated and implemented by the Trust’s management. These policies and processes seek to identify relevant risks and, where practicable, lessen the possibility of their occurrence and/or mitigate the impact of such risks if they were to occur. Various parties, including management of the Trust, the Trust’s independent registered public accounting firm and other service providers provide regular reports to the Board of Trustees on various operations of the Trust and related risks and their management. In particular, the Fund’s Chief Compliance Officer regularly reports to the Trustees with respect to legal and compliance risk management, the Chief Financial Officer reports on financial operations, and a variety of other management personnel report on other risk management areas, including the operations of certain affiliated and unaffiliated service providers to the Trust. The Audit Committee maintains an open and active communication channel with both the Trust’s personnel and its independent auditor, largely, but not exclusively, through its chair.

Trustee Compensation
For the fiscal year ended
[XX XX, XXXX]
Name of Person, Position	Aggregate Compensation From Harbor Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund Complex Paid to Trustees*
Charles F. McCain, Chairman, President and Trustee	-0-	-0-	-0-
Scott M. Amero, Trustee	$270,000	-0-	$300,000
Donna J. Dean, Trustee	$270,000	-0-	$300,000
Robert Kasdin, Trustee[1]	$270,000	-0-	$300,000
Kathryn L. Quirk, Trustee[1,2]	$315,000	-0-	$350,000
Douglas J. Skinner, Trustee[3]	$292,500	-0-	$325,000
Ann M. Spruill, Trustee[1]	$270,000	-0-	$300,000
Landis Zimmerman, Trustee[4]	$90,000	-0-	$100,000
*
Includes amounts paid by Harbor Funds and Harbor ETF Trust.
1
During the fiscal year ended [XX XX, XXXX], Mr. Kasdin and Mses. Quirk and Spruill elected to defer at least a portion of their compensation pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of [XX XX, XXXX], the total value of Mr. Kasdin’s and Mses. Quirk and Spruill’s accounts under that plan was $[XX], $[XX] and $[XX], respectively.
2
In consideration of her services as Lead Trustee, Ms. Quirk received $[XX] from the Harbor Funds and $[XX} from the Harbor ETF Trust in addition to the compensation payable to each other Independent Trustee for the fiscal year ended [XX XX, XXXX].
3
In consideration of his service as Audit Committee Chair, Mr. Skinner received $[XX] from the Harbor Funds and $2,500 from the Harbor ETF Trust in addition to the compensation payable to each other Independent Trustee for the fiscal year ended [XX XX, XXXX].
4
Mr. Zimmerman was appointed as a member of the Board of Trustees of the Harbor Funds effective August 9, 2022.

Trustee Ownership of Fund Shares
As of the date of this Statement of Additional Information, the Trustees and Officers of Harbor Funds do not own any shares of the Fund as the Fund is newly launched.

Trustees and Officers

Trustee Ownership of Fund
Shares — Continued
The Harbor fund shares beneficially owned by the Trustees as of [XX XX, XXXX] are as follows:
Name of Trustee	Dollar Range of Ownership in The Fund[1]	Aggregate Dollar Range of Ownership in all Funds Overseen within Fund Family
Independent Trustees
Scott M. Amero	None[1]	Over $100,000
Donna J. Dean	None[1]	Over $100,000
Robert Kasdin	None[1]	Over $100,000
Kathryn L. Quirk	None[1]	Over $100,000
Douglas J. Skinner	None[1]	Over $100,000
Ann M. Spruill	None[1]	Over $100,000
Landis Zimmerman	None[1]	$50,001-$100,000
Interested Trustee
Charles F. McCain	None[1]	Over $100,000
1
The Fund had not commenced operations as of the date of this Statement of Additional Information.

Material Relationships of the Independent Trustees
For purposes of the discussion below, the italicized terms have the following meanings:
◾
the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.
◾
an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, ORIX Corporation (“ORIX”) is an entity that is in a control relationship with the Advisor.
◾
a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Advisor or any of its affiliates acts as investment advisor or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Advisor’s affiliates.
As of [XX XX, XXXX], none of the Independent Trustees, nor any member of their immediate families, beneficially owned any securities issued by the Advisor, ORIX, or any other entity in a control relationship to the Advisor or the Distributor. During the calendar years 2021 and 2022, none of the Independent Trustees, nor any member of their immediate families, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Advisor, the Distributor, ORIX, or any other entity in a control relationship to the Advisor or the Distributor. During the calendar years 2021 and 2022, none of the Independent Trustees, nor any member of their immediate families, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”):
◾
a Harbor Fund;
◾
an officer of Harbor Funds;
◾
a related fund;
◾
an officer of any related fund;
◾
the Advisor;
◾
the Distributor;
◾
an officer of the Advisor or the Distributor;
◾
any affiliate of the Advisor or the Distributor; or
◾
an officer of any such affiliate.
During the calendar years 2021 and 2022, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.
During the calendar years 2021 and 2022, none of the Independent Trustees, nor any member of their immediate families, served as an officer for an entity on which an officer of any of the following entities also served as a director:
◾
the Advisor;
◾
the Distributor; or

Trustees and Officers

Material Relationships of
the Independent
Trustees — Continued
◾
ORIX or any other entity in a control relationship with the Advisor or the Distributor.
During the calendar years 2021 and 2022, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor funds. During the calendar years 2021 and 2022, none of the Independent Trustees, nor any member of their immediate families, had any position, including as an officer, employee, director or partner, with any of:
◾
any related fund;
◾
the Advisor;
◾
the Distributor;
◾
any affiliated person of Harbor Funds; or
◾
ORIX or any other entity in a control relationship to the Advisor or the Distributor.

The AdvisOr and Subadvisor

The Advisor
Harbor Capital Advisors, Inc., a Delaware corporation, serves as the investment advisor (the “Advisor”) for the Fund pursuant to an investment advisory agreement with Harbor Funds on behalf of the Fund (each, an “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Advisor is responsible for providing a range of management, oversight, legal, compliance, financial and administrative services for the Fund as set forth in more detail below:
Management Services. Subject to the approval of the Board of Trustees, the Advisor is responsible for establishing the investment policies, strategies and guidelines for the Fund, and for recommending modifications to those policies, strategies and guidelines whenever the Advisor deems modifications to be necessary or appropriate. The Advisor is also responsible for providing, either through itself or through a Subadvisor selected, paid and supervised by the Advisor, investment research, and advice, and for furnishing continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. For Harbor funds that employ one or more non-discretionary Subadvisors, the Advisor will also make day-to-day investment decisions with respect to each such fund to implement model portfolios provided by the non-discretionary Subadvisors.
Selection and Oversight of Subadvisors. The Advisor is responsible for the Subadvisors it selects to manage the assets of or provide non-discretionary investment advisory services for the Fund and for recommending to the Board of Trustees the hiring, termination and replacement of Subadvisors. The Advisor is responsible for overseeing the Subadvisor and for reporting to the Board of Trustees periodically on the Fund’s and Subadvisor’s performance. The Advisor normally utilizes both qualitative and quantitative analysis to evaluate existing and prospective Subadvisors, including thorough reviews and assessments of (i) the Subadvisor’s investment process, personnel and investment staff; (ii) the Subadvisor’s investment research capabilities; (iii) the Subadvisor’s ownership and organization structures; (iv) the Subadvisor’s legal, compliance and operational infrastructure; (v) the Subadvisor’s brokerage practices; (vi) any material changes in the Subadvisor’s business, operations or staffing; (vii) the performance of the Fund and the Subadvisor relative to benchmark and peers; (viii) the Fund’s portfolio characteristics, and (ix) the composition of the Fund’s portfolio.
Legal, Compliance, Financial and Administrative Services. The Advisor is responsible for regularly providing various other services on behalf of the Fund, including, but not limited to: (i) providing the Fund with office space, facilities, equipment and personnel as the Advisor deems necessary to provide for the effective administration of the affairs of the Fund, including providing from among the Advisor’s directors, officers and employees, persons to serve as interested Trustee(s), officers and employees of Harbor Funds and paying the salaries of such persons; (ii) coordinating and overseeing the services provided by the Fund’s transfer agent, custodian, legal counsel and independent auditors; (iii) coordinating and overseeing the preparation and production of meeting materials for the Board of Trustees, as well as such other materials that the Board of Trustees may from time to time reasonably request; (iv) coordinating and overseeing the preparation and filing with the SEC of registration statements, notices, shareholder reports, proxy statements and other material for the Fund required to be filed under applicable laws; (v) developing and implementing procedures for monitoring compliance with the Fund’s investment objectives, policies and guidelines and with applicable regulatory requirements; (vi) providing legal and regulatory support for the Fund in connection with the administration of the affairs of the Fund, including the assigning of matters to the Fund’s legal counsel on behalf of the Fund and supervising the work of such outside counsel; (vii) overseeing the determination and publication of the Fund’s net asset value in accordance with the Fund’s valuation policies; (viii) preparing and monitoring expense budgets for the Fund, and reviewing the appropriateness and arranging for the payment of Fund expenses; and (ix) furnishing to the Fund such other administrative services as the Advisor deems necessary, or the Board of Trustees reasonably requests, for the efficient operation of the Fund.
The Advisor is a wholly owned subsidiary of ORIX Corporation (“ORIX”), a global financial services company based in Tokyo, Japan. ORIX provides a range of financial services to corporate and retail customers around the world, including financing, leasing, real estate and investment banking services. The stock of ORIX trades publicly on both the New York (through ADRs) and Tokyo Stock Exchanges.

Advisory Fees
For its services, the Fund pays the Advisor the contractual advisory fee set forth below, which is an annual rate based on the Fund’s average net assets.
Contractual Advisory Fee
[Harbor International Compounders Fund]	[XX]

The Subadvisor
The Fund is subadvised by C WorldWide Asset Management Fondsmaeglerselskab A/S (“C WorldWide”). C WorldWide is owned by C WorldWide Holdings A/S, which ultimately is owned by the private equity fund Altor Fund III (Altor Fund III (no. 1) Limited Partnership, Altor Fund III (no. 2) Limited Partnership and Altor Fund III (No. 3) Limited). C WorldWide is controlled by C WorldWide Holdings A/S.

The AdvisOr and Subadvisor

The Subadvisor —
Continued
The Advisor pays the Subadvisor out of its own resources; the Fund has no obligation to pay the Subadvisor. The Subadvisor has entered into a subadvisory agreement (the “Subadvisory Contract”) with the Advisor and the Trust, on behalf of the Fund. The Subadvisor is responsible for providing the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadvisor determines what securities shall be purchased, sold or held for the Fund and what portion of its assets are held uninvested. The Subadvisor is responsible for its own costs of providing services to the Fund. The Subadvisor’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

The Portfolio Managers

Other Accounts Managed
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of [XX XX, XXXX], (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s); (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR INTERNATIONAL COMPOUNDERS fund
Bo Almar Knudsen
All Accounts	[XX]	$[XX]	[XX]	$[XX]	[XX]	$[XX]
Accounts where advisory fee is based on account performance (subset of above)	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]
Bengt Seger
All Accounts	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]
Accounts where advisory fee is based on account performance (subset of above)	[XX]	—	[XX]	[XX]	[XX]	[XX]
Peter O’Reilly
All Accounts	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]
Accounts where advisory fee is based on account performance (subset of above)	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]
Mattias Kolm
All Accounts	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]
Accounts where advisory fee is based on account performance (subset of above)	[XX]	[XX]	[XX]	[XX]	[XX]	[XX]

C Worldwide Asset Management Fondsmaeglerselskab A/S
CONFLICTS OF INTEREST
The Fund’s portfolio managers manage other accounts which invest in securities of the same type in which the Fund invests. The Subadvisor is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Subadvisor attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.
Conflicts of interest among the Fund and other accounts managed by the portfolio managers may exist, which include, but are not limited to, those described below.
Differences in payment structures between the Fund and other accounts involve a conflict of interest. Other clients may have investment objectives that are similar to, or overlap to a greater or lesser extent, with those of the Fund. It is the policy of the Subadvisor to allocate investment opportunities fairly and equitably among the Fund and other clients, where applicable, to the extent possible over a period of time and in each case in a manner consistent with the Subadvisor’s obligations under applicable law.
As a general rule, investment opportunities will be allocated between the Fund and other accounts managed by the portfolio managers for which participation in the respective opportunity is considered appropriate pro rata based on the relative capital size of the accounts. However, the pro rata principle is deviated from in order to take into account cost efficiency for smaller clients. In addition, other considerations may be taken into consideration, including legal or regulatory restrictions, including those that may arise in non-U.S. jurisdictions and such other factors considered relevant. Such considerations may result in allocations among the fund and one or more other clients on other than a pro rata basis.
The portfolio managers will devote as much of their time to the activities of the Fund as they deem necessary and appropriate. The portfolio managers are not restricted from providing services to other clients even though such activities may involve substantial time and resources of the portfolio managers. These activities could be viewed as creating a conflict of interest in that the time and effort of the portfolio managers will not be devoted exclusively to the business of the Fund but will be allocated between the business of the Fund and such other activities.

The Portfolio Managers

C Worldwide Asset
Management
Fondsmaeglerselskab
A/S — Continued
COMPENSATION
A portfolio manager’s compensation consists of fixed and variable components taking into account individual performance as well as the performance of the Subadvisor. A portfolio manger’s salary is not directly dependent on the performance of the Fund or the level of assets in the Fund.
SECURITIES OWNERSHIP
As of the date of this Statement of Additional Information, Messrs. Knudsen, Seger, O’Reilly and Kolm did not beneficially own any shares of Harbor International Compounders Fund.

The Distributor

Harbor Funds
Distributors, Inc.
Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of the Fund’s shares and continually offers shares of the Fund pursuant to a distribution agreement approved by the Board of Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302. Charles F. McCain is a Director and the Chief Executive Officer and Chief Compliance Officer of the Distributor; John S. Halaby is a Director and the President of the Distributor; Jacob J. Kunkel is the Vice President, Chief Financial Officer and Treasurer of the Distributor; and Gregg M. Boland is a Senior Vice President and AML Compliance Officer of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Advisor.
Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of Harbor Funds. Harbor Funds is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plan
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to the Fund’s Investor Class shares (the “Plan”). The Fund, pursuant to the Plan, pays the Distributor compensation at the annual rate of up to 0.25% of the average daily net assets of Investor Class shares.
The Plan compensates the Distributor for (1) distribution services; (2) recordkeeping services; and (3) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Investor Class shares of the Fund.  Distribution services and expenses for which the Distributor may be compensated pursuant to the Plan include, without limitation:  (i) compensation to and expenses (including allocable overhead, travel and telephone expenses) of (A) dealers, brokers and other dealers who are members of FINRA, or their respective officers, sales representatives and employees, (B) the Distributor and any of its affiliates and any of their respective officers, sales representatives and employees, (C) banks and their officers, sales representatives and employees, who engage in or support distribution of the Investor Class shares of the Fund; (ii) printing and distribution of reports and prospectuses for other than existing shareholders; and (iii) preparation, printing and distribution of sales literature and advertising materials.  Recordkeeping services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plan include, without limitation, to the extent not otherwise provided by or on behalf of the Fund: (i) acting, or arranging for another party to act, as recordholder and nominee of Investor Class shares of the Fund beneficially owned by certain shareholders; (ii) establishing and maintaining individual accounts and records with respect to Investor Class shares of the Fund; (iii) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares of the Fund; (iv) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares of the Fund; (v) facilitating the processing of transactions in the Fund or providing electronic, computer or other database information regarding the Fund to shareholders; (vi) developing, maintaining and supporting systems necessary to support accounts for Investor Class shares of the Fund; and (vii) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA rules.  Personal and account maintenance services for which the Distributor or any of its affiliates and any financial intermediaries may be compensated pursuant to the Plan include, without limitation: payments made to or on account of the Distributor or any of its affiliates and any financial intermediaries, or their respective officers, sales representatives and employees, who respond to inquiries of, and furnish assistance to, shareholders regarding their ownership of Investor Class shares of the Fund or their accounts or who provide similar services not otherwise provided by or on behalf of the Fund.  Nothing in the Plan is intended to or shall cause there to be any implication that compensation for the distribution, recordkeeping and personal and account maintenance services described in the Plan may be made only pursuant to a plan of distribution under Rule 12b-1.
Amounts payable by the Fund under the Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of the Fund. The Plan does not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The Distributor may from time to time waive or reduce any portion of its 12b-1 fee for Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, the Distributor will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

The Distributor

Distribution Plan —
Continued
Selected dealers and other financial intermediaries entitled to receive compensation for selling Fund shares and/or providing recordkeeping and/or shareholder servicing services to the intermediaries’ customers who invest in the Fund may receive different compensation related to shares of one particular class over another. Under the Plan, certain financial intermediaries that have entered into service agreements and that sell shares of the Fund on an agency basis may receive payments from the Distributor pursuant to the Plan for distribution services and/or providing shareholder servicing services to the intermediaries’ customers who invest in the Fund.
Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Investor Class shares.
Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.
As required by Rule 12b-1, the Plan and related forms of agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”). In approving the Plan in accordance with the requirements of Rule 12b-1, the Rule 12b-1 Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Investor Class shares of the Fund and its shareholders.
The anticipated benefits that may result from the Plan include, but are not limited to, the following: (1) lower brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Fund.
Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated by the vote of a majority of the Rule 12b-1 Trustees or, by the vote of a majority of the outstanding voting securities of the class.
Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

Shareholder Services

Harbor Services
Group, Inc.
Harbor Services Group, Inc. (“Shareholder Services”) acts as the shareholder servicing agent for the Fund and in that capacity maintains certain financial and accounting records of the Fund. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. Shareholder Services is a Delaware corporation, a registered transfer agent and a wholly owned subsidiary of the Advisor. Charles F. McCain is a Director of Shareholder Services; Erik D. Ojala is a Director, Chief Compliance Officer and the Secretary of Shareholder Services; Gregg M. Boland is the President of Shareholder Services; and Lora A. Kmieciek is the Chief Financial Officer of Shareholder Services.
The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for compensation up to the following amounts per class of the Fund:
Share Class	Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares

Payments to Financial Intermediaries
Unaffiliated financial intermediaries, including broker-dealers, banks, trust companies, employee benefit plan and retirement plan administrators, could be compensated for providing distribution, subaccounting, recordkeeping and/or similar services to shareholders who hold their Fund shares through accounts that are maintained by the intermediary. Financial intermediary fees may be in the form of asset-based, transaction-based, or flat fees. The Distributor, Shareholder Services and/or the Advisor have in the past and could in the future compensate, out of their own assets, certain unaffiliated financial intermediaries for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares of the Fund through accounts that are maintained by the financial intermediaries.
In addition, the Advisor and its affiliates have in the past and could in the future pay certain financial intermediaries for certain activities related to the Fund, other Harbor funds or products in general. This may include activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about products, including the Fund and other Harbor funds, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, the development of technology platforms and reporting systems.
The Advisor has in the past and could in the future also make payments to financial intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund, other Harbor funds or products or for promoting or making shares of the Fund, other Harbor funds or products available to their clients, which may include intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. The Advisor or its affiliates make these payments from their own assets and not from the assets of the Fund. These payments do not increase the expenses paid by investors for the purchase of Fund shares, or the cost of owning a Fund. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to a financial intermediary may be significant to the intermediary, and amounts that intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because a financial intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive, these payments could create conflicts of interest between the intermediary and its clients and these financial incentives may cause the intermediary to recommend the Fund, other Harbor funds or products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or investment professional if he or she receives similar payments from his or her firm.

Code of Ethics

Code of Ethics
Harbor Funds, the Advisor, the Subadvisor and the Distributor have each adopted a code of ethics that complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees who have access to information concerning portfolio securities transactions of Harbor Funds (“Access Persons”) from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Advisor from profiting from short-term trading in shares of any Harbor Funds. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities that may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low, such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics is on public file with, and is available from, the SEC.
The Advisor relies on the Subadvisor to fulfill its responsibility for monitoring the personal trading activities of the Subadvisor’s personnel in accordance with the Subadvisor’s code of ethics. The Subadvisor provides Harbor Funds’s Board of Trustees with a quarterly certification of the Subadvisor’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code of ethics.

Portfolio Holdings

Portfolio Holdings Disclosure Policy
The Board of Trustees has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings and the disclosure of statistical information about the Fund’s portfolio.
These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Fund’s recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principle, these policies and procedures prohibit the Fund and any service provider to the Fund, including the Advisor, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of the Fund’s non-public portfolio holdings.
These policies and procedures provide that the Fund’s full list of portfolio holdings is published quarterly with a 15-day lag, on harborcapital.com and top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on harborcapital.com. This information remains available on harborcapital.com until the information is updated for the subsequent period.
For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by the Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Fund. “Portfolio holdings” does not include information that is derived from (but does not include) individual portfolio holdings, such as statistical information about the Fund or the Fund’s aggregate cash position. Statistical information includes information such as how the Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about the Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.
While statistical information is not considered “portfolio holdings,” the policies and procedures adopted by the Board of Trustees limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner that is adverse to the Fund. Specifically, statistical information derived from non-public portfolio holdings data may only be based on the Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the Officers of the Trust and certain employees of the Advisor are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information, could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Fund and to their representatives for the sole purpose of helping to explain the Fund’s recent historical performance.
Current and prospective investors from time to time may request different or more extensive historical portfolio holdings information for the Fund than has previously been publicly disclosed (such as information as of dates other than prior calendar and fiscal quarter ends) to assist them in their assessment of the consistency of the investment process of the Subadvisor and/or the Advisor, as applicable, through different past market environments. To the extent the requested portfolio holdings information is for periods that precede the date of the most recent publicly disclosed portfolio holdings information, it is considered stale and may be released to investors or prospective investors and others upon request without needing to be separately publicly disclosed. Because historical portfolio holdings information must have been superseded by the public disclosure of more recent portfolio holdings information before it can be released, the information should normally not enable any recipient to trade for its own benefit to the detriment of the Fund.
The policies and procedures adopted by the Board of Trustees also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.
Non-public portfolio holdings are disclosed daily (or as otherwise indicated) with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:
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The Advisor with respect to all Funds and each Subadvisor solely with respect to the Fund(s) for which it serves as Subadvisor;
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The Funds’ custodian and accounting agent;
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Morningstar, Inc. (“Morningstar”), which provides analytic services and ratings, for the purpose of assisting the Advisor and clients in assessing the Funds’ performance and portfolio attributes;

Portfolio Holdings

Portfolio Holdings
Disclosure Policy —
Continued
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FactSet Research System Inc. (“FactSet”), which provides data collection and analytic services, for the sole purpose of assisting the Advisor in assessing the Funds’ performance and portfolio attributes;
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Bloomberg Finance L.P. (“Bloomberg”), which provides data collection and analytic services, for the sole purpose of assisting the Advisor in assessing the Funds’ performance and portfolio attributes;
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Glass, Lewis & Co. LLC (“Glass Lewis”), which provides proxy voting information services for the sole purpose of assisting certain Subadvisors in voting proxies on behalf of the Funds;
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Institutional Shareholder Services (“ISS”), which provides proxy voting-related information services for the purpose of assisting certain Subadvisors in voting proxies on behalf certain Funds, proxy voting-related services for the purpose of assisting the Advisor in voting proxies on behalf of certain Funds and to comply with applicable disclosure requirements, and securities class action services for the purpose of assisting the Advisor in monitoring for class action litigation in which the Funds may be entitled to participate with respect to a recovery settlement;
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Donnelley Financial LLC, which provides services for the sole purpose of assisting the Advisor in the preparation of financial and related reports for the Funds that are included in periodic reports made publicly available to Fund shareholders, such as the annual and semi-annual shareholder reports, and in other required regulatory filings;
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Automated Securities Clearance LLC (“FIS”), which provides an automated solution for the sole purpose of assisting the Advisor in complying with personal trading regulations.
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FactSet, Bloomberg, Eagle Investment Systems LLC and Glass Lewis, each of which provides services to Jennison, for the sole purpose of assisting Jennison in performing its services as Subadvisor to Harbor Capital Appreciation Fund;
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Electra and Simcorp, which provide services to IR+M, for the sole purpose of assisting IR+M in performing its services as Subadvisor to Harbor Core Bond Fund and Harbor Core Plus Fund;
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SS&C Advent, Eze Software, Cowen Prime Services, Bloomberg, each of which provides services to the Advisor, for the sole purpose of assisting the Advisor in performing its services as Advisor to Harbor Disruptive Innovation Fund;
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FactSet, StatPro Group plc, and ISS, each of which provides services to Marathon-London, for the sole purpose of assisting Marathon-London in performing its services as Subadvisor to Harbor Diversified International All Cap Fund and Harbor International Fund;
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FactSet, Advent and LongView Trading Systems, each of which provides services to Sands Capital, for the sole purpose of assisting Sands Capital in performing its services as Subadvisor to Harbor Global Leaders Fund;
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FactSet, StatPro Group plc, SunGard APT and Style Research, each of which provides services to Baillie Gifford, for the sole purpose of assisting Baillie Gifford in performing its services as Subadvisor to Harbor International Growth Fund;
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Advent, Bloomberg, Enfusion and Northern Trust, each of which provides services to Cedar Street, for the sole purpose of assisting Cedar Street in performing its services as Subadvisor to Harbor International Small Cap Fund;
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SS&C Advent, Charles River, Instinet, ISS, Neovest and FactSet, each of which provides services to Aristotle for the sole purpose of assisting Aristotle in performing its services as Subadvisor to Harbor Large Cap Value Fund;
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FactSet, ISS, Bloomberg, SS&C Advent and DTCC CTM, each of which provides services to EARNEST Partners, for the sole purpose of assisting EARNEST Partners in performing its services as Subadvisor to Harbor Mid Cap Fund and Harbor Small Cap Value Fund;
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Northern Trust, which provides services to LSV, for the sole purpose of assisting LSV in performing its services as Subadvisor to Harbor Mid Cap Value Fund;
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Electra Information Systems, Inc. (“Electra”), which provides services to Acadian, for the sole purpose of assisting Acadian in performing its services as Subadvisor to Harbor International Core Fund; and
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FactSet, Eze Software, InvestCloud, StarCompliance, LightSpeed Data Solutions, Bloomberg, SS&C Advent, ISS, Global Trading Analytics and Seismic Software Holdings, Inc. (“Seismic”), each of which provides services to Westfield, for the sole purpose of assisting Westfield in performing its services as Subadvisor to Harbor Small Cap Growth Fund.

Portfolio Holdings

Portfolio Holdings
Disclosure Policy —
Continued
Harbor Funds seeks to avoid potential conflicts between the interests of the Fund’s shareholders and those of the Fund’s service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of the Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Fund’s policies and procedures, including those governing the disclosure of portfolio information.
The Advisor, the Subadvisor and their affiliates may provide investment advice to clients (including funds) other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients may have portfolios consisting of holdings substantially similar to those of the Fund and may be subject to different holdings disclosure policies.  These clients are not subject to the portfolio holdings disclosure policies and procedures described herein and do not owe the Advisor, Subadvisor or Fund a duty of confidentiality with respect to disclosure of their portfolio holdings. The Advisor, Subadvisor, Custodian, Distributor and other service providers to the Fund, may receive non-public portfolio holdings information in the course of performing services to the Fund, the Subadvisor and/or Advisor, but are subject to legal obligations to not disseminate or trade on non-public information concerning the Trust.

Proxy Voting

Proxy Voting Policy
DELEGATED PROXY VOTING RESPONSIBILITY
Oversight
For Funds with a discretionary Subadvisor, Harbor Capital delegates proxy voting to the Subadvisor. In each instance where proxy voting responsibility has been delegated to one or more Subadvisors, Harbor Capital’s Legal and Compliance Team is responsible for the oversight with respect to such delegated responsibilities, including reviewing the proxy voting policies, procedures, and/or proxy voting guidelines of each such Subadvisor (the “Subadvisor Proxy Voting Guidelines”). The Legal and Compliance Team must determine that the Subadvisor Proxy Voting Guidelines are reasonably designed to ensure that the Subadvisor would be able to administer the proxy voting process generally and vote proxies specifically in a manner which would be in the best interests of the respective client before Harbor Capital will delegate proxy voting responsibility to a Subadvisor. The Legal and Compliance Team will review any amendments to the Subadvisor Proxy Voting Guidelines to ensure that the guidelines continue to meet that standard. Harbor Capital will not delegate voting authority to any third party that does not also serve in a fiduciary capacity. In addition, each Subadvisor must accept the delegation of this responsibility.
Harbor Capital does not review individual voting decisions by the Subadvisors but considers their proxy voting policies, procedures, and/or guidelines as part of its overall assessment of the Subadvisor’s compliance program. If Harbor Capital is not satisfied with the Subadvisor’s overall performance, including as a result of proxy voting decisions which are not in Harbor Capital’s client’s best interests, Harbor Capital may recommend to the Board of Trustees the replacement of the Subadvisor.
Harbor Capital will normally not be privy to a Subadvisor’s proxy voting decision until after the vote is cast and the shareholder meeting has occurred. While Harbor Capital does retain the right to override any proxy voting decision by a Subadvisor (when Harbor Capital believes that a voting decision would not be in the best interests of its client), Harbor Capital does not expect to be able to exercise that authority as a matter of course. Such an override could only occur in the unusual circumstance where the Subadvisor consults with Harbor Capital prior to casting a vote.
The Subadvisors operate independently of each other and it is feasible that the Subadvisors will come to different voting decisions on the same or similar proposals. As long as the Subadvisors are acting in what they believe to be the best interests of the client when making their proxy voting decisions, Harbor Capital believes that the client will, as a whole, benefit from each Subadvisor applying its own analysis to the proxy voting decision. Differences in such analyses may occur, for example, depending on whether a Subadvisor considers a proxy advisory firm’s recommendations or additional information provided by an issuer during the proxy voting process.
Conflicts of Interest
Delegation of proxy voting responsibility to Subadvisors should generally adequately address any possible conflicts of interest with respect to Harbor Capital. In addition, as part of the Legal and Compliance Team’s review of the Subadvisor Proxy Voting Guidelines, the Legal and Compliance Team seeks to ensure that the Subadvisor has implemented its own procedures to monitor and resolve conflicts of interest in the proxy voting process.
Recordkeeping
For assets with respect to which proxy voting responsibilities have been delegated to one or more Subadvisors, each such Subadvisor is responsible for retaining the materials regarding votes cast by them. Each Subadvisor is required to provide to Harbor Capital, upon request, the necessary information regarding its proxy voting record to enable Harbor Capital to prepare the Form N-PX for subadvised products. Harbor Capital will retain this information, along with each Subadvisor’s Proxy Voting Guidelines and any certifications provided by the Subadvisors as to their compliance with their policies and procedures, for six years.
For the proxy voting policy of the Subadvisor, please see Appendix A.
PROXY VOTING RESPONSIBILITY RETAINED BY HARBOR CAPITAL
In each instance where Harbor Capital has retained proxy voting authority, the Investment Operations Team (“Investment Ops”) will generally administer proxy voting. Harbor Capital is obligated to vote proxies in a manner consistent with its fiduciary duty to act in the best interests of shareholders. Normally, this means that Investment Ops will vote or administer the voting of ballots in accordance with Harbor Capital’s proxy voting guidelines (the “Proxy Voting Guidelines”).
In order to facilitate the proxy voting process with respect to assets for which Harbor Capital retains proxy voting responsibilities, Harbor Capital engages a proxy advisory firm (the “Advisory Firm”) to provide research, analysis, and voting recommendation consistent with the Proxy Voting Guidelines. In addition, the Advisory Firm will provide research and reporting related to the proxy proposals.

Proxy Voting

Proxy Voting Policy —
Continued
Meeting Notification
Harbor Capital utilizes the Advisory Firm’s voting agent services to notify it of upcoming shareholder meetings for portfolio companies, to vote proxies on its behalf in accordance with Harbor Capital’s Proxy Voting Guidelines and to administer the transmission of votes. The Advisory Firm tracks and reconciles holdings against incoming proxy ballots. Meeting and record date information is updated daily through the Advisory Firm’s web-based application. The Advisory Firm also is responsible for maintaining copies of all proxy statements received and for promptly providing such materials upon Harbor Capital’s request. All efforts will be made to vote proxies in a timely manner, and any delay in voting a ballot will be investigated to determine the cause and how to prevent recurrence in the future.
Vote Determination
Ballots that are processed by the Advisory Firm will be voted in accordance with the Proxy Voting Guidelines. In evaluating certain corporate action proposals, Investment Ops will gather information from a variety of sources, including, but not limited to, management or shareholders of a company presenting a proposal, and independent proxy research services (such as the Advisory Firm). Final authority and responsibility for proxy voting decisions rests with Harbor Capital, taking into account the Proxy Voting Guidelines and Harbor Capital’s fiduciary duty to act in the best interests of clients. Investment Ops is responsible for maintaining documentation and assuring that it adequately reflects the basis for any vote that is cast in a manner that deviates from the Proxy Voting Guidelines.
Vote Execution, Monitoring of the Voting Process and Minutes
Ballots will be cast in accordance with the Proxy Voting Guidelines by the Advisory Firm. The Advisory Firm will then transmit the votes to the proxy agents or custodian banks.
While not expected to be a frequent occurrence, Investment Ops can change a vote already submitted by the Advisory Firm, if necessary.
Investment Ops is responsible for preparing minutes to document the rationale for instances where Harbor Capital voted against in a manner different from the Proxy Voting Guidelines of the Advisory Firm and for decisions with respect to corporate actions. Such minutes will be retained for six years.
Conflicts of Interest
Where Harbor Capital retains proxy voting responsibilities, Investment Ops has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of an account on the one hand and Harbor Capital and its affiliates, directors, officers, employees (and other similar persons) on the other hand.
If Investment Ops determines that a conflict may exist, it will resolve the conflict as outlined below and promptly report the matter and its resolution to Harbor Capital’s Chief Compliance Officer. Harbor Capital is authorized to resolve any such conflict in a manner that is in the best interests of its clients. Normally, a conflict will be resolved in accordance with the following:
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If the proposal that gives rise to a conflict is specifically addressed in the Proxy Voting Guidelines, the proxy will be voted in accordance with the pre-determined Proxy Voting Guidelines, provided that such pre-determined guidelines involve little or no discretion on the part of Investment Ops;
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Investment Ops may disclose the conflict to Harbor Capital’s affected client and obtain the client’s consent before voting in the manner approved by such client;
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Harbor Capital may engage an independent third party to determine how the proxy should be voted; or
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Harbor Capital may, where feasible, establish an ethical wall or other informational barriers between the person(s) involved in the conflict and the person(s) making the voting decision in order to insulate the decision maker from the conflict.
A member of the Legal and Compliance Team will report all conflicts, and the management thereof, to Harbor Capital’s Board of Directors on an annual basis.
Harbor Capital will use commercially reasonable efforts to determine whether a conflict may exist, and a conflict will be deemed to exist if, and only if, Investment Ops knew, or reasonably should have known, of the conflict at the time of the vote.
Recordkeeping
Where Harbor Capital retains proxy voting responsibilities, the Advisory Firm will serve as recordkeeper for all ballots processed through the Advisory Firm, including any research reports provided in the voting decisions. Harbor Capital will require sufficient information regarding its proxy voting record to enable Investment Ops to prepare the Form N-PX for such products, if applicable.

Proxy Voting

Proxy Voting Policy —
Continued
REPORTING
A Vote Summary will be prepared for each client that requests Harbor Capital to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by Harbor Capital.
Effective December 1, 2022

Portfolio Transactions

The Subadvisor is responsible for making specific decisions to buy and sell securities for the portion of Fund assets that it manages. The Subadvisor is also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.
Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (i.e., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadvisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and other clients taking into account such factors as the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.
Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor and Subadvisor may cause the Fund to pay a commission to broker-dealers who provide brokerage and research services to the Subadvisor and/or the Advisor, as applicable, for effecting a securities transaction for the Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Subadvisor and/or the Advisor, as applicable, determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the overall responsibilities the Subadvisor and/or the Advisor, as applicable, has to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.
Although commissions paid on every transaction will, in the judgment of the Advisor and Subadvisor be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the other clients of the Subadvisor and/or the Advisor, as applicable, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.
Research provided by brokers is used for the benefit of all of the clients of the Subadvisor and/or the Advisor, as applicable, and not solely or necessarily for the benefit of the Fund. Investment management personnel of the Advisor and Subadvisor attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Advisor and Subadvisor as a consideration in the selection of brokers to execute portfolio transactions.
In certain instances there may be securities that are suitable for the Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Subadvisor and/or the Advisor, as applicable,. Investment decisions for the Fund and for other clients of the Subadvisor and/or the Advisor, as applicable, are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

Portfolio Transactions

Broker Commissions
The investment advisory fee that the Fund pays to the Advisor will not be reduced as a consequence of a Subadvisor’s receipt of brokerage and research services. Subject to the applicable legal requirements, to the extent the Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services would be useful and of value to such Subadvisor and/or the Advisor, as applicable, in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to such Subadvisor and/or the Advisor, as applicable, in carrying out its obligations to the Fund.

Net Asset Value

The net asset value (“NAV”) per share of each class of each Fund is generally determined by the Fund’s Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early (scheduled), the determination of net asset value may be accelerated to that time. Shares will generally not be priced on days that the NYSE is closed. If the NYSE is closed because of inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, Harbor Funds reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Advisor believes there generally remains an adequate market to obtain reliable and accurate market quotations. Harbor Funds may elect to remain open and price Fund shares on days when the NYSE is closed but the primary securities markets on which the Funds' securities trade remain open. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Equity securities, except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
Futures contracts and options on futures contracts are normally valued at the price that would be required to settle the contract on the market where any such option or futures contract is principally traded. Options on equity securities are normally valued using the last sale price on the relevant securities exchange. Swaps are valued using prices supplied by a pricing vendor based on the underlying characteristics of the swaps. Forward foreign currency exchange contracts are valued at their respective fair values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers.
Debt securities, other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired, are valued using evaluated prices furnished by a pricing service selected by the Advisor. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost which approximates fair value.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are generally priced at their fair value. The Board of Trustees has designated the Advisor to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act. The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor.

Net Asset Value

It is possible that the fair value determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security or other asset determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon its current sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.
Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures approved by the Board of Trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is scheduled to be open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days that are not business days in New York and on which the Fund’s NAVs may not be calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) and thus may no longer be considered reliable. The Fund will use the fair value of the foreign securities, determined in accordance with the fair value procedures approved by the Board of Trustees, in place of closing market prices to calculate their NAVs if the Advisor believes that events between the close of the foreign market and the close of regular trading on the NYSE (or such other time at which the Fund calculates NAV consistent with its policies and procedures) would materially affect the value of some or all of a particular Fund’s securities. In the case of each equity Fund, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Fund’s net asset values are determined and that these price differences may have an effect on the net asset value, particularly for global/international Funds. As a result, a fair value information service provided by an independent third-party pricing vendor will normally be used to determine the fair value of foreign equity security held by each equity Fund.
The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of Harbor Funds. Expenses with respect to any two or more funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be reasonably determined, in which case the expenses are allocated directly to the Fund which incurred that expense.
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Tax Information

The Fund is treated as a separate taxpayer for federal income tax purposes.
The Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (i.e., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, the Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.
If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.
Certain dividends and distributions declared by the Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of the Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.
In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so reported by the Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income,” which is taxable to individual shareholders at a maximum 15% or 20% U.S. federal income tax rate.
Dividend income distributed to individual shareholders will qualify for the maximum 15% or 20% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, from the Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally

Tax Information

is treated as a qualified foreign corporation if it is incorporated in a possession of the U.S. or it is eligible for the benefits of certain income tax treaties with the U.S. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the U.S. Dividends from passive foreign investment companies do not qualify for the maximum 15% or 20% U.S. federal income tax rate.
A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend (or, in the case of certain preferred stocks, at least 91 days during the 181-day period beginning on the date which is 90 days before the date on which the stock became ex-dividend with respect to such dividend), (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.
Distributions from net capital gain, if any, that are reported as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% or 20% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.
Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from sales or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
Distributions from net investment income of the Fund may qualify in part for a dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or the Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days (or, in the case of certain preferred stocks, 91 days), extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required.
If the Fund acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Because any credit or deduction for this tax could not be passed through to the Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to the Fund that would lessen the effect of these adverse tax consequences. However, such elections could also require the Fund to recognize income (which would have to be distributed to the Fund’s shareholders to avoid a tax on the Fund) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

Tax Information

The federal income tax rules applicable to certain investments or transactions within the Fund are unclear in certain respects, and the Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. The Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.
The Fund must distribute, at least annually, all or substantially all of its net income, including any accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
Due to certain adverse tax consequences, the Fund does not intend, absent a change in applicable law, to acquire residual interests in REMICs. If the Fund invests in certain REITs or in REMIC residual interests, a portion of the Fund’s income may be classified as “excess inclusion income.” A shareholder that is otherwise not subject to tax may be taxable on their share of any such excess inclusion income as “unrelated business taxable income.” In addition, tax may be imposed on the Fund on the portion of any excess inclusion income allocable to any shareholders that are classified as disqualified organizations.
The Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in the Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. The Fund may, therefore, need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.
Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, must provide their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 24% of reportable payments, including dividends , capital gain distributions and proceeds from the redemption or exchange of shares if correct numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service (“IRS”) or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments.
Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty) on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified U.S. source interest income of the Fund, provided that the Fund chooses to make a specific report relating to such dividends). However, depending on the circumstances, the Fund may report all, some or none of its potentially eligible dividends as eligible for this exemption, and a portion of the Fund’s distributions (i.e. interest and dividends from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. The 15% or 20% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W-8BEN or IRS Form W-8BEN-E, as applicable, is provided, a non-U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from the Fund. Further, unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file, backup withholding is withheld on certain other payments from the Fund. The Fund does not expect to be a “U.S. real property holding corporation” as defined in Section 897(c)(2) of the Code and, therefore, does not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If the Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would be subject to U.S. federal withholding tax at a rate of up to 21% and non-U.S. shareholders owning more than 5% of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Also, non-U.S. shareholders may be subject to U.S. estate tax with respect to their Fund shares. Shareholders should consult their own tax advisers on these matters.
U.S. tax withholding (at a 30% rate or lower applicable treaty rate) is required on payments of dividends made to certain non-U.S. entities that fail to comply with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a determination of whether withholding is required.

Tax Information

For taxable years before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Final regulations permit the Fund to pass through to non-corporate shareholders the character of ordinary REIT dividends so as to allow such shareholders to claim this deduction. There currently is no mechanism for the Fund that invests in MLPs to similarly pass through to non-corporate shareholders the character of income derived from MLP investments. The likelihood and timing of any legislation or other guidance that would enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments is uncertain.
Certain distributions reported by the Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Code Section 163(j). Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.
In general, provided that the Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.
Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.
At the time of an investor’s purchase of the Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
Sales and Exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in the Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the sale, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a sale or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a sale or other disposition of shares.
Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.

Tax Information

The Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the United States may reduce or eliminate those foreign taxes in some cases. The Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the applicable Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible. Other funds may also be subject to foreign taxes with respect to their foreign investments. Such funds may make this election, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the tax year. Certain foreign exchange gains and losses realized by the Fund may be treated as ordinary income and losses.
In determining its net capital gain, including also in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, the Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.
The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules that may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Fund may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of the Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. A Fund will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.
Changes in applicable tax authority could materially affect the conclusions discussed above and could adversely affect the Fund, and such changes often occur.

Organization and Capitalization

General
Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of the Fund are required to approve the adoption of any investment advisory agreement relating to the Fund and of any changes in fundamental investment restrictions or policies of the Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement for subadvisors unaffiliated with the Advisor. Shares of the Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes. In addition, the Board of Trustees may determine to close, merge, liquidate or reorganize the Fund at any time in accordance with the Declaration of Trust and governing law.
Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
The prospectus and this Statement of Additional Information do not purport to create any contractual obligations between Harbor Funds or any Fund and its shareholders. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the Advisor and other service providers.

Shareholder and Trustee Liability
Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that no Fund will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Advisor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Advisor or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Advisor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Advisor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.
The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Custodian

State Street Bank and Trust Company
State Street Bank and Trust Company (the “Custodian”) has been retained to act as custodian of the Fund’s assets and, in that capacity, maintains certain financial and accounting records of the Fund. The Custodian’s mailing address is State Street Financial Center, 1 Lincoln Street, Boston, MA 02111-2900.

Independent Registered Public Accounting Firm and Financial Statements

[XX]
[XX], [XXXX], serves as the Fund’s independent registered public accounting firm, providing audit and tax services. No audited financial statements exist for the Fund, which had not commenced operations as of the date of this Statement of Additional Information.

Appendix a – Proxy Voting

C WorldWide Asset Management Fondsmaeglerselskab A/S
Engagement and Proxy Voting Policy of the C WorldWide Group
This engagement and proxy voting policy applies to the affiliates of the C WorldWide Group (“C WorldWide”) listed in Annex A.
This policy applies to the group’s investments in listed companies on behalf of clients and investors in funds managed by the group. This policy applies to proxy voting where authorization to exercise voting rights is provided by clients or investors.
This policy complies with article 3g of Directive (EU) 2017/828 as regards to the encouragement of long-term shareholder engagement and Rule 206(4)-6 under the U.S. Investment Advisers Act of 1940 and relevant SEC and SEC Staff Guidance.
Fiduciary Responsibilities
C WorldWide has a fiduciary responsibility to its clients and investors to act in their best interests. C WorldWide generally believes that it is in the best interest of its clients and investors to invest in companies that are committed to generating long-term sustainable returns for its shareholders and where C WorldWide can further enhance this long-term value creation through active ownership.
Consistent with C WorldWide’s fiduciary duty, C WorldWide has written policies and procedures for proxy voting, agree voting parameters with clients, identify and disclose conflicts of interest in the proxy voting process and has clear means to address (mitigate) these. C WorldWide considers all relevant information and material risks in investment analysis and the proxy decision making and voting process, monitor activities and review these activities not less than annually to ensure that they are adequate and effective.
As active long-term investors, active ownership is an integral part of C WorldWide’s investment process. It is anchored directly with C WorldWide’s portfolio management teams and is fully integrated in its investment processes including research, stock selection and portfolio construction as well as risk management. This is consistent with C WorldWide’s fiduciary duty to consider all relevant information and material risks in investment analysis and the portfolio decision making process.
C WorldWide’s active ownership practices include:
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Direct engagement with investee companies;
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Collective engagements through external service provider;
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Proxy voting.
Direct Engagement
Direct Engagement with investee companies is anchored with and implemented by the portfolio management teams directly and is fully integrated in C WorldWide’s overall investment process. This approach is core to C WorldWide’s stewardship responsibilities since it firmly believe it enhances the quality of engagement and ensures that material factors are carefully considered.
Because of this direct portfolio manager commitment, engagement efforts do not begin or end with the purchase of a company’s stock. C WorldWide’s engagement with investee companies is continuous, meaning that its approach and corporate dialogue is longer-term, supported by ongoing monitoring.
The decision to engage an investee company in relation to a specific matter and the method of engagement is made based on a proportionality consideration of a number of factors, including but not limited to:
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Size of the shareholding in the investee company, and thereby the potential impact to influence change;
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Materiality of the matter;
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Reliability of data;
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Possibility of effecting the behavior of the investee company;
-
Resources required to conduct any direct engagement.
C WorldWide engages with management, other executive staff, heads of divisions, and board members of investee the companies either directly through meetings, calls or written communication.
One of the objectives of engagement is to identify sustainability factors as well as sustainability risks and opportunities relating to investee companies.
Collective Engagement
In addition to C WorldWide’s direct engagements, it engages collectively with other investors through a third-party engagement service provider with global coverage. This approach gives C WorldWide access to highly qualified specialists with a strong knowledge and a network that can be leveraged in the ongoing engagement with the investee companies on key issues, including ESG issues such

Appendix a – Proxy Voting

C WorldWide Asset
Management
Fondsmaeglerselskab
A/S — Continued
as human rights, labor rights, environmental issues, and business ethics. Collective engagements are typically initiated based on incidents, meaning the investee company has breached or has good indication of being about to breach international norms or conventions. In special cases C WorldWide will also communicate or cooperate directly with other stakeholders in the investee companies to engage collectively.
Both direct and collective engagements with investee companies are documented to ensure that C WorldWide complies fully with applicable laws, rules and regulations.
Proxy Voting
C WorldWide monitors all general meetings of investee companies and exercise voting rights in investee companies.
C WorldWide exercises voting rights in accordance with agreed parameters. In general, and in a manner to discharge its fiduciary duties and avoid or address properly conflicts of interest, C WorldWide will vote in favour of proposals which it believes will benefit long-term sustainable returns to shareholders. Alternatively, C WorldWide will vote against proposals that in its opinion will reduce long-term shareholder value.
C WorldWide votes are generally aligned across the various strategies it manages. In case of discrepancies between the views of two or more portfolio management teams on how to vote on a proposal, the issue will be discussed, and a final unanimous voting decision will be agreed by the relevant portfolio management teams. If the investors in the relevant strategies have different interests in the proposal the voting decisions shall be made by each portfolio management team in the best interest of the investors of the strategy managed by such portfolio management team.
Before an agreement is reached with a client, C WorldWide will ensure that it has a reasonable understanding of the client’s objectives, that such objectives are documented and that the voting parameters set out in this Active Ownership Policy are in accordance with such objectives and have been agreed to by the client. If a client gives C WorldWide specific instructions on a proxy, it will follow them.
In order to improve the quality and the breadth of C WorldWide’s voting decisions, it have partnered with a leading proxy voting service provider with global coverage. In practice this means that C WorldWide receives notice of all ballots in the investee companies, as well as research and voting recommendations reflecting C WorldWide’s voting policy from the proxy voting service provider. C WorldWide utilizes proxy voting to emphasise the topics discussed with the investee companies in its ongoing engagement with them and to vote on key issues important to the governance of the investee companies.
C WorldWide’s key focus areas for voting include but are not limited to:
-
Minority shareholder items;
-
Remuneration structures;
-
Increased disclosure and transparency;
-
Sustainability related topics.
C WorldWide’s proxy voting procedures incorporate the recommendations received from the proxy voting service provider. The recommendations are based on a proxy voting policy established by the proxy voting service provider that emphasises sustainability aspects. This policy has been chosen by C WorldWide based on its proxy voting policies. C WorldWide will as a general rule vote in line with these recommendations. However, the portfolio managers may occasionally disagree with the voting recommendations if they are not aligned with the portfolio managers’ in-depth knowledge of an investee company and its management.
In addition to input from C WorldWide’s proxy voting provider, C WorldWide’s voting decisions incorporate its own company analysis and research, external sell-side research and analytical input from its external engagement research service provider.
In addition to exercising voting rights, C WorldWide exercises other rights attached to shares in investee companies in the best interest of its clients and investors.
Information on how C WorldWide voted with respect to the securities of a client is made available to such clients upon request.

Appendix a – Proxy Voting

C WorldWide Asset
Management
Fondsmaeglerselskab
A/S — Continued
Monitoring
Investee companies are continuously monitored on relevant matters, including strategy, financial and non-financial performance and risk, capital structure, environmental and social impact, as well as corporate governance (ESG) and voting outcomes. Monitoring allows C WorldWide to track progress in investee companies and assess companies within and across sectors and to ensure that these policies and procedures are being followed.
Escalation Process
In certain cases, C WorldWide may experience that its engagement efforts do not result in the required progress or changes that was the engagement objective. In such cases, voting is an escalation method to indicate to the investee company the direction C WorldWide would like to see. If C WorldWide for a longer period of time continues to experience resistance from the investee company, C WorldWide may decide to divest. However, divestment is seen as a last resort as C WorldWide would rather engage with the objective to make progress than leave the investee company.
Conflicts of Interests
Conflicts of interest may potentially occur in relation to C WorldWide’s investments in investee companies owned or managed by its stakeholders (shareholders, members of management, etc.). In order to manage such potential conflicts, there is no involvement of such stakeholders in C WorldWide’s investment processes, and C WorldWide does not invest in IPOs initiated by its shareholders.
If investors in two or more strategies have different interests in a proposal in an investee company the voting decisions shall be made by each portfolio management team in the best interest of the investors of the strategy managed by such portfolio management team.
C WorldWide discloses conflicts of interests that cannot be avoided and entail a risk to a client or investor and the steps taken to mitigate those risks.
Public Disclosure
On an annual basis, C WorldWide publicly discloses on its website how the Engagement and Proxy Voting Policy has been implemented, including a general description of voting behaviour, an explanation of the most significant votes and the use of the services of proxy advisors. The annual disclosure includes information on significant engagements and how C WorldWide has cast votes in the general meetings of investee companies. Such disclosure may exclude votes that are insignificant due to the subject matter of the vote or the size of the holding in the investee company.
Application, Monitoring and Review of Policy
C WorldWide monitors proxy activity to ensure that this policy and its proxy voting procedures are being followed.
This policy applies as of September 1, 2022 and is reviewed as a minimum on an annual basis.
As adopted by the Board of Directors on September 1, 2022.
Annex A
C WorldWide Asset Management Fondsmaeglerselskab A/S
C WorldWide Fund Management S.A.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
800-422-1050
harborcapital.com
HF.SAI.CWW.1023

5HARBOR FUNDS
PART C. OTHER INFORMATION
Item 28.	Exhibits
a.	(1)	Amended and Restated Agreement and Declaration of Trust dated December 16, 2016, filed with Post-Effective Amendment No. 131 on October 30, 2017
	(2)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated August 19, 2020, filed with Post-Effective Amendment No. 152 on September 12, 2019
b.		Amended and Restated By-Laws dated December 1, 2020 – filed with Post-Effective Amendment No. 164 on June 4, 2021
c.
Article VI of the Amended and Restated Agreement and Declaration of Trust dated December 16, 2016 and
Article III of the Amended and Restated By-Laws dated December 16, 2016; filed with Post-Effective
Amendment No. 131 on October 30, 2017

d.	(1)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Capital
Appreciation Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on August 15, 2013

(2)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Jennison Associates LLC
– Harbor Capital Appreciation Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on
August 15, 2013

(3)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Disruptive Innovation Fund – dated September 1, 2021 – filed with Post-Effective Amendment No. 164 on
June 4, 2021

(4)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and 4BIO Partners, LLP – Harbor Disruptive Innovation Fund – dated September 1, 2021 – filed with
Post-Effective Amendment No. 164 on June 4, 2021

(5)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and NZS Capital, LLC – Harbor Disruptive Innovation Fund – dated September 1, 2021 – filed with
Post-Effective Amendment No. 164 on June 4, 2021

(6)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Sands Capital Management, LLC – Harbor Disruptive Innovation Fund – dated September 1, 2021
– filed with Post-Effective Amendment No. 164 on June 4, 2021

(7)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Tekne Capital Management, LLC – Harbor Disruptive Innovation Fund – dated September 1, 2021
– filed with Post-Effective Amendment No. 164 on June 4, 2021

(8)
Non-Discretionary Model Portfolio Provider Agreement between the Registrant, Harbor Capital Advisors,
Inc. and Westfield Capital Management Company, L.P. – Harbor Disruptive Innovation Fund – dated
September 1, 2021 – filed with Post-Effective Amendment No. 164 on June 4, 2021

(9)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Large
Cap Value Fund – dated March 1, 2020, filed with Post-Effective Amendment No. 160 on February 25,
2020

(10)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Aristotle Capital
Management, LLC – Harbor Large Cap Value Fund – dated March 1, 2020, filed with Post-Effective
Amendment No. 160 on February 25, 2020

	(11)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Fund – dated December 1, 2019, filed with Post-Effective Amendment No. 151 on September 5, 2019
(12)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC
– Harbor Mid Cap Fund – dated December 1, 2019, filed with Post-Effective Amendment No. 151 on
September 5, 2019

	(13)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Mid Cap Value Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on August 15, 2013
(14)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and LSV Capital
Management – Harbor Mid Cap Value Fund – dated October 1, 2019, filed with Post-Effective Amendment
No. 152 on September 12, 2019

(15)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Small
Cap Growth Fund – dated July 1, 2013; filed with Post-Effective Amendment No. 101 on August 15, 2013

(16)
Amended and Restated Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and
Westfield Capital Management Company, L. P. – Harbor Small Cap Growth Fund – dated February 1, 2022
– filed filed with Post-Effective Amendment No. 169 on February 23, 2022

(17)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Small
Cap Value Fund – dated July 23, 2013, filed with Post-Effective Amendment No. 101 on August 15, 2013

(18)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and EARNEST Partners LLC
– Harbor Small Cap Value Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on
August 15, 2013

(19)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Diversified International All Cap Fund – dated November 1, 2015, filed with Post-Effective Amendment
No. 116 on October 29, 2015

(20)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset
Management LLP - Harbor Diversified International All Cap Fund – dated September 23, 2020, filed with
Post-Effective Amendment No. 162 on December 15, 2020

(21)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Global
Leaders Fund (f/k/a Harbor Global Growth Fund) – dated March 1, 2014, filed with Post-Effective
Amendment No. 113 on February 26, 2015

(22)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Sands Capital
Management, LLC – Harbor Global Leaders Fund – dated October 1, 2019, filed with Post-Effective
Amendment No. 152 on September 12, 2019

(23)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor International Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on August 15, 2013
(24)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Marathon Asset
Management LLP – Harbor International Fund – dated September 23, 2020, filed with Post-Effective
Amendment No. 162 on December 15, 2020

(25)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
International Growth Fund – dated July 1, 2013, filed with Post-Effective Amendment No. 101 on
August 15, 2013

(26)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Baillie Gifford Overseas
Limited – Harbor International Growth Fund – dated March 1, 2020, filed with Post-Effective Amendment
No. 160 on February 25, 2020

(27)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
International Small Cap Fund – dated February 1, 2016, filed with Post-Effective Amendment No. 120 on
January 28, 2016

(28)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Cedar Street Asset
Management LLC - Harbor International Small Cap Fund – dated May 23, 2019, filed with Post-Effective
Amendment No. 151 on September 5, 2019

(29)	Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Overseas Fund – dated March 1, 2019, filed with Post-Effective Amendment No. 144 on December 10, 2018
(30)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Acadian Asset
Management LLC – Harbor Overseas Fund – dated October 1, 2019, filed with Post-Effective Amendment
No. 152 on September 12, 2019

(31)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor Core
Plus Fund – dated February 2, 2022 – filed with Post-Effective Amendment No. 169 on February 23, 2022

(32)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and Income Research &
Management – Harbor Core Plus Fund – dated February 2, 2022 – filed with Post-Effective Amendment
No. 169 on February 23, 2022

(33)
Amended and Restated Investment Advisory Agreement between the Registrant and Harbor Capital
Advisors, Inc. – Harbor Core Bond Fund – dated December 1, 2021 – filed with Post-Effective Amendment
No. 169 on February 23, 2022

(34)
Amended and Restated Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and
Income Research + Management – Harbor Core Bond Fund – dated December 1, 2021 – filed with
Post-Effective Amendment No. 169 on February 23, 2022

(35)
Investment Advisory Agreement between the Registrant and Harbor Capital Advisors, Inc. – Harbor
Convertible Securities Fund – dated March 1, 2023, filed with Post-Effective Amendment No. 171 on
February 24, 2023

(36)
Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc. and BlueCove Limited –
Harbor Convertible Securities Fund – dated March 1, 2023, filed with Post-Effective Amendment No. 171 on February 24, 2023

(37)
Contractual Expense Limitation between the Registrant on behalf of certain series and Harbor Capital
Advisors, Inc. dated March 1, 2023 – filed with Post-Effective Amendment No. 171 on February 24, 2023

(38)
Contractual Advisory Fee Waiver between the Registrant on behalf of certain series and Harbor Capital
Advisors, Inc. dated March 1, 2023 – filed with Post-Effective Amendment No. 171 on February 24, 2023

	(39)	Investment Advisory Agreement between the Regsitrant and Harbor Capital Advisors, Inc. – [Harbor International Compounders Fund] – to be filed by amendment
	(40)	Subadvisory Agreement between the Registrant, Harbor Capital Advisors, Inc., and C EorldWide Asset Management Fondsmaeglerselskab A/S – to be filed by amendment
e.	(1)	Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated July 1, 2013, filed with Post-Effective Amendment No. 128 on May 11, 2017
	(2)	Amendment to Distribution Agreement between Registrant and Harbor Funds Distributors, Inc. dated March 1, 2023, to be filed by amendment
f.		None
g.	(1)
Custodian Agreement between the Registrant and State Street Bank and Trust Company dated
November 19, 1986, as amended through December 1, 2019, filed with Post-Effective Amendment No. 162 on December 15, 2020

	(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated March 1, 2023 – to be filed by amendment
h.	(1)
Transfer Agency and Service Agreement between the Registrant and Harbor Services Group, Inc. (f/k/a
Harbor Transfer, Inc.) dated June 7, 2001, filed with Post-Effective Amendment No. 32 on April 20, 2001

	(2)	Transfer Agency and Service Agreement Fee Schedule dated March 1, 2023 – to be filed by amendment
	(3)	Form of Rule 12d1-4 Fund of Funds Investment Agreement – filed with Post-Effective Amendment No. 169 on February 23, 2022
i.		Legal Opinion of General Counsel – to be filed by amendment
j.		Consent of Independent Registered Public Accounting Firm – to be filed by amendment
k.		None
l.		None
m.	(1)	Administrative Class Shares Distribution Plan adopted August 31, 2011; filed with Post-Effective Amendment No. 96 on February 27, 2012
	(2)	Investor Class Shares Distribution Plan adopted August 31, 2011; filed with Post-Effective Amendment No. 96 on February 27, 2012
n.		Multiple Class Plan pursuant to Rule 18f-3 dated August 7, 2017, filed with Post-Effective Amendment No. 130 on August 17, 2017
o.		Power of Attorney dated August 18, 2023 – filed herewith
p.	(1)	Harbor Funds Code of Ethics dated December 1, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(2)	Harbor Capital Advisors, Inc. and Harbor Funds Distributors, Inc. Code of Ethics and Standards of Conduct dated December 1, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(3)	4BIO Partners LLP Code of Ethics – filed with Post-Effective Amendment No. 167 on September 1, 2021
	(4)	Acadian Asset Management LLC Code of Ethics dated January 2023 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(5)	Aristotle Capital Management, LLC Code of Ethics dated October 4, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(6)	Baillie Gifford Overseas Limited Code of Ethics dated October 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(7)	BlueCove Limited Code of Ethics dated October 24, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
	(8)	Cedar Street Asset Management LLC Code of Ethics dated April 2019, filed with Post-Effective Amendment No. 151 on September 5, 2019
	(9)	EARNEST Partners LLC Code of Ethics dated July 10, 2018, filed with Post-Effective Amendment No. 144 on December 10, 2018
	(10)	Income Research + Management Code of Ethics dated July 14, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023

(11)	Jennison Associates LLC Code of Ethics dated October 31, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
(12)	LSV Asset Management Code of Ethics dated May 12, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
(13)	Marathon Asset Management LLP Code of Ethics dated November 4, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
(14)	NZS Capital LLC Code of Ethics dated March 31, 2020 – filed with Post-Effective Amendment No. 164 on June 4, 2021
(15)	Sands Capital Management, LLC Code of Ethics dated September 2020, filed with Post-Effective Amendment No. 163 on February 23, 2021
(17)	Tekne Capital Management, LLC Code of Ethics dated December 2020 – filed with Post-Effective Amendment No. 164 on June 4, 2021
(18)	Westfield Capital Management Company, L.P. Code of Ethics dated May 13, 2022 – filed with Post-Effective Amendment No. 171 on February 24, 2023
(19)	C WorldWide Asset Management Fondsmaeglerselskab A/S Code of Ethics dated May 31, 2022 – to be filed by amendment

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase
101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29. Persons Controlled by or Under Common Control with Registrant
None
Item 30. Indemnification
The Registrant maintains directors and officers insurance that, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 31. Business or Other Connections of Investment Adviser
The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser” section in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.
The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.
For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference. The file number for each Subadviser is listed below.
File Number	Subadviser
801-121342	4BIO Partners LLP
801-28078	Acadian Asset Management LLC
801-60014	Aristotle Capital Management, LLC
801-21051	Baillie Gifford Overseas Limited
801-121056	BlueCove Limited
801-114121	Cedar Street Asset Management LLC
801-56189	EARNEST Partners, LLC
801-29482	Income Research + Management
801-5608	Jennison Associates LLC
801-47689	LSV Asset Management
801-63397	Marathon Asset Management LLP
801-119089	NZS Capital, LLC
801-64820	Sands Capital Management, LLC
801-76834	Tekne Capital Management, LLC
801-69413	Westfield Capital Management Company, L.P.

Item 32. Principal Underwriter
(a)
None
(b)
The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, Harbor Funds Distributors, Inc.:
Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Charles F. McCain	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director, Chief Executive Officer	Chairman, Trustee and President
John S. Halaby	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	President	None
Stephanie A. Nee	33 Arch Street 20th Floor Boston, Massachusetts 02110	Chief Compliance Officer, Vice President and Secretary	Chief Compliance Officer
[Diana Podgorny	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Director and Executive Vice President	None]
Gregg M. Boland	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President and AML Compliance Officer	Vice President and AML Compliance Officer
Ben A. Coll	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Ross W. Frankenfield	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
Matthew D. McLaughlin	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Rebecca Muse-Orlinoff	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None
Mary B. Gordon	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Johanna Z. Vogel	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Chase A. Bower	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Dale J. Korman	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Kurt G. Gustafson	33 Arch Street 20th Floor Boston, Massachusetts 02110	Senior Vice President	None

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John Montague	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Senior Vice President	None
Jacob J. Kunkel	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Vice President, Chief Financial Officer and Treasurer	None
Stephanie A. Nee	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President and Secretary	None
Joseph P. Alkaraki	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Stephen J. Evangelista	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Bryan P. Griffin	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Steph R. Rezendes	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Alexandra R. Richardson	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Thomas J. Pelletier	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Scott C. Sinclair	33 Arch Street 20th Floor Boston, Massachusetts 02110	Vice President	None
Joseph R. Shields	111 South Wacker Drive 34th Floor Chicago, Illinois 60606	Vice President	None
(c)
Not applicable
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser at their respective locations identified in this Registration Statement.
Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable

Item 35. Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on November 24, 2023.
Harbor Funds
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	November 24, 2023
/s/ John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	November 24, 2023
/s/ Scott M. Amero* Scott M. Amero	Trustee	November 24, 2023
/s/ Donna J. Dean* Donna J. Dean	Trustee	November 24, 2023
/s/ Robert Kasdin* Robert Kasdin	Trustee	November 24, 2023
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	November 24, 2023
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	November 24, 2023
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	November 24, 2023
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	November 24, 2023
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: November 24, 2023
* Pursuant to Powers of Attorney dated August 18, 2023 filed herewith.